UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional Class, Investor Class, and Service Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.13%
Large Cap Equity	16.21
Fixed Interest Contract	11.88
International Equity	11.45
Mid Cap Equity	6.68
Real Estate Equity	4.16
Small Cap Equity	2.49
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 874.70	$2.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.26
Investor Class
Actual	$1,000.00	$ 872.80	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.01
Service Class
Actual	$1,000.00	$ 871.90	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.51
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares, 0.80% for the Investor Class shares and 0.90% for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, or qualified retirement plans, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	44.48%
Large Cap Equity	17.82
International Equity	13.45
Fixed Interest Contract	9.64
Mid Cap Equity	7.33
Real Estate Equity	4.25
Small Cap Equity	3.03
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 865.20	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.36
Investor Class
Actual	$1,000.00	$ 864.10	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.11
Service Class
Actual	$1,000.00	$ 863.30	$4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.61
* Expenses are equal to the Fund's annualized expense ratio of 0.47% for the Institutional Class shares, 0.82% for the Investor Class shares and 0.92% for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.38%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, or qualified retirement plans, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	40.28%
Large Cap Equity	19.99
International Equity	16.05
Mid Cap Equity	8.22
Fixed Interest Contract	7.37
Real Estate Equity	4.36
Small Cap Equity	3.73
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 854.80	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.46
Investor Class
Actual	$1,000.00	$ 853.20	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.21
Service Class
Actual	$1,000.00	$ 852.90	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.71
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class shares, 0.84% for the Investor Class shares and 0.94% for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, or qualified retirement plans, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	33.56%
Large Cap Equity	23.05
International Equity	19.77
Mid Cap Equity	9.43
Fixed Interest Contract	5.13
Small Cap Equity	4.67
Real Estate Equity	4.39
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 843.70	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.56
Investor Class
Actual	$1,000.00	$ 841.70	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.31
Service Class
Actual	$1,000.00	$ 841.20	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.81
* Expenses are equal to the Fund's annualized expense ratio of 0.51% for the Institutional Class shares, 0.86% for the Investor Class shares and 0.96% for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, or qualified retirement plans, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	26.69%
Bond	24.73
International Equity	24.24
Mid Cap Equity	10.89
Small Cap Equity	5.86
Real Estate Equity	4.53
Fixed Interest Contract	3.06
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 829.90	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.71
Investor Class
Actual	$1,000.00	$ 828.40	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.46
Service Class
Actual	$1,000.00	$ 827.80	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.96
* Expenses are equal to the Fund's annualized expense ratio of 0.54% for the Institutional Class shares, 0.89% for the Investor Class shares and 0.99% for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, or qualified retirement plans, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	29.75%
International Equity	28.83
Bond	16.15
Mid Cap Equity	12.06
Small Cap Equity	7.04
Real Estate Equity	4.60
Fixed Interest Contract	1.57
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 818.80	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.86
Investor Class
Actual	$1,000.00	$ 817.40	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.61
Service Class
Actual	$1,000.00	$ 816.40	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.11
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares and 1.02% for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, or qualified retirement plans, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	32.24%
Large Cap Equity	31.40
Mid Cap Equity	12.70
Bond	10.24
Small Cap Equity	7.99
Real Estate Equity	4.70
Fixed Interest Contract	0.73
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 811.40	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.86
Investor Class
Actual	$1,000.00	$ 810.20	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.61
Service Class
Actual	$1,000.00	$ 809.40	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.11
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares and 1.02% for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, or qualified retirement plans, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	34.38%
Large Cap Equity	31.46
Mid Cap Equity	12.67
Small Cap Equity	8.57
Bond	7.79
Real Estate Equity	4.76
Fixed Interest Contract	0.37
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 808.50	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.91
Investor Class
Actual	$1,000.00	$ 807.80	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.66
Service Class
Actual	$1,000.00	$ 806.70	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.16
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares and 1.03% for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, or qualified retirement plans, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	35.67%
Large Cap Equity	30.82
Mid Cap Equity	12.34
Small Cap Equity	8.93
Bond	7.08
Real Estate Equity	4.86
Fixed Interest Contract	0.30
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 806.90	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.91
Investor Class
Actual	$1,000.00	$ 806.00	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.61
Service Class
Actual	$1,000.00	$ 806.00	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.11
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.92% for the Investor Class shares and 1.02% for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, or qualified retirement plans, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2060 Fund
Summary of Investments by Asset Class as of June 30, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	36.85%
Large Cap Equity	29.98
Mid Cap Equity	11.93
Small Cap Equity	9.21
Bond	6.84
Real Estate Equity	4.90
Fixed Interest Contract	0.29
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 807.90	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.96
Investor Class
Actual	$1,000.00	$ 806.70	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.71
Service Class
Actual	$1,000.00	$ 806.30	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.21
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class shares, 0.94% for the Investor Class shares, and 1.04% for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, or qualified retirement plans, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,234,240	Great-West Bond Index Fund Institutional Class(a)	$ 62,648,522
3,498,421	Great-West Core Bond Fund Institutional Class(a)	30,681,149
4,542,880	Great-West Global Bond Fund Institutional Class(a)	33,799,026
2,320,937	Great-West High Yield Bond Fund Institutional Class(a)	20,586,713
8,635,139	Great-West Inflation-Protected Securities Fund Institutional Class(a)	83,242,736
3,087,552	Great-West Multi-Sector Bond Fund Institutional Class(a)	25,441,429
3,327,680	Great-West Short Duration Bond Fund Institutional Class(a)	31,147,090

TOTAL BOND MUTUAL FUNDS — 47.15% (Cost $319,129,086)		$287,546,665
EQUITY MUTUAL FUNDS
477,192	American Century Real Estate Fund Class R6	13,027,341
1,407,141	DFA International Real Estate Securities Institutional Class	5,347,134
746,507	Fidelity® Emerging Markets Index Fund Institutional Class	7,487,465
170,011	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,176,143
894,692	Great-West Emerging Markets Equity Fund Institutional Class(a)	7,425,939
1,588,635	Great-West International Growth Fund Institutional Class(a)	12,407,242
3,073,230	Great-West International Index Fund Institutional Class(a)	27,474,679
2,028,556	Great-West International Value Fund Institutional Class(a)	15,092,460
2,716,416	Great-West Large Cap Growth Fund Institutional Class(a)	22,247,448
3,530,493	Great-West Large Cap Value Fund Institutional Class(a)	25,454,855
Shares		Fair Value
Equity Mutual Funds — (continued)
1,179,906	Great-West Mid Cap Value Fund Institutional Class(a)	$ 8,684,110
804,531	Great-West Real Estate Index Fund Institutional Class(a)	6,975,285
6,104,362	Great-West S&P 500® Index Fund Institutional Class(a)	47,736,109
2,585,708	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	20,375,374
1,406,002	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	9,321,793
91,933	Great-West Small Cap Growth Fund Institutional Class(a)	854,058
724,046	Great-West Small Cap Value Fund Institutional Class(a)	5,024,878
1,481,717	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,542,254
131,272	Janus Henderson Triton Fund Class N	3,406,513

TOTAL EQUITY MUTUAL FUNDS — 41.00% (Cost $273,394,522)		$250,061,080
Account Balance
FIXED INTEREST CONTRACT
72,498,773 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	72,498,773

TOTAL FIXED INTEREST CONTRACT — 11.89% (Cost $72,498,773)		$ 72,498,773
TOTAL INVESTMENTS — 100.04% (Cost $665,022,381)		$610,106,518
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (220,092)
TOTAL NET ASSETS — 100.00%		$609,886,426

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,834,101	Great-West Bond Index Fund Institutional Class(a)	$ 41,863,311
2,340,044	Great-West Core Bond Fund Institutional Class(a)	20,522,185
2,837,888	Great-West Global Bond Fund Institutional Class(a)	21,113,884
1,533,437	Great-West High Yield Bond Fund Institutional Class(a)	13,601,585
4,279,216	Great-West Inflation-Protected Securities Fund Institutional Class(a)	41,251,648
2,069,020	Great-West Multi-Sector Bond Fund Institutional Class(a)	17,048,728
1,703,661	Great-West Short Duration Bond Fund Institutional Class(a)	15,946,265

TOTAL BOND MUTUAL FUNDS — 44.49% (Cost $194,349,618)		$171,347,606
EQUITY MUTUAL FUNDS
303,615	American Century Real Estate Fund Class R6	8,288,692
955,584	DFA International Real Estate Securities Institutional Class	3,631,220
575,583	Fidelity® Emerging Markets Index Fund Institutional Class	5,773,102
116,595	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,492,417
694,676	Great-West Emerging Markets Equity Fund Institutional Class(a)	5,765,815
1,161,958	Great-West International Growth Fund Institutional Class(a)	9,074,889
2,252,097	Great-West International Index Fund Institutional Class(a)	20,133,750
1,488,784	Great-West International Value Fund Institutional Class(a)	11,076,552
1,867,165	Great-West Large Cap Growth Fund Institutional Class(a)	15,292,080
2,461,036	Great-West Large Cap Value Fund Institutional Class(a)	17,744,070
Shares		Fair Value
Equity Mutual Funds — (continued)
824,161	Great-West Mid Cap Value Fund Institutional Class(a)	$ 6,065,828
513,514	Great-West Real Estate Index Fund Institutional Class(a)	4,452,165
4,215,892	Great-West S&P 500® Index Fund Institutional Class(a)	32,968,273
1,796,759	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	14,158,462
1,082,445	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,176,608
70,626	Great-West Small Cap Growth Fund Institutional Class(a)	656,115
554,268	Great-West Small Cap Value Fund Institutional Class(a)	3,846,616
1,019,133	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,563,216
100,617	Janus Henderson Triton Fund Class N	2,611,009

TOTAL EQUITY MUTUAL FUNDS — 45.90% (Cost $210,004,526)		$176,770,879
Account Balance
FIXED INTEREST CONTRACT
37,150,481 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	37,150,481

TOTAL FIXED INTEREST CONTRACT — 9.64% (Cost $37,150,481)		$ 37,150,481
TOTAL INVESTMENTS — 100.03% (Cost $441,504,625)		$385,268,966
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (132,095)
TOTAL NET ASSETS — 100.00%		$385,136,871

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
16,811,643	Great-West Bond Index Fund Institutional Class(a)	$ 145,588,832
8,138,154	Great-West Core Bond Fund Institutional Class(a)	71,371,610
9,295,983	Great-West Global Bond Fund Institutional Class(a)	69,162,113
5,157,409	Great-West High Yield Bond Fund Institutional Class(a)	45,746,220
10,799,036	Great-West Inflation-Protected Securities Fund Institutional Class(a)	104,102,707
7,112,621	Great-West Multi-Sector Bond Fund Institutional Class(a)	58,607,994
4,513,354	Great-West Short Duration Bond Fund Institutional Class(a)	42,244,995

TOTAL BOND MUTUAL FUNDS — 40.29% (Cost $604,337,801)		$ 536,824,471
EQUITY MUTUAL FUNDS
1,071,677	American Century Real Estate Fund Class R6	29,256,793
3,476,913	DFA International Real Estate Securities Institutional Class	13,212,269
2,461,195	Fidelity® Emerging Markets Index Fund Institutional Class	24,685,781
456,485	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	5,843,003
2,954,197	Great-West Emerging Markets Equity Fund Institutional Class(a)	24,519,837
4,754,267	Great-West International Growth Fund Institutional Class(a)	37,130,823
9,213,789	Great-West International Index Fund Institutional Class(a)	82,371,278
6,079,674	Great-West International Value Fund Institutional Class(a)	45,232,774
7,185,890	Great-West Large Cap Growth Fund Institutional Class(a)	58,852,442
Shares		Fair Value
Equity Mutual Funds — (continued)
9,543,819	Great-West Large Cap Value Fund Institutional Class(a)	$ 68,810,937
3,183,412	Great-West Mid Cap Value Fund Institutional Class(a)	23,429,910
1,805,223	Great-West Real Estate Index Fund Institutional Class(a)	15,651,281
16,318,880	Great-West S&P 500® Index Fund Institutional Class(a)	127,613,638
6,949,017	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	54,758,252
4,604,580	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	30,528,363
303,278	Great-West Small Cap Growth Fund Institutional Class(a)	2,817,455
2,354,408	Great-West Small Cap Value Fund Institutional Class(a)	16,339,595
3,943,647	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	25,397,084
432,198	Janus Henderson Triton Fund Class N	11,215,549

TOTAL EQUITY MUTUAL FUNDS — 52.37% (Cost $775,918,891)		$ 697,667,064
Account Balance
FIXED INTEREST CONTRACT
98,294,538 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	98,294,538

TOTAL FIXED INTEREST CONTRACT — 7.38% (Cost $98,294,538)		$ 98,294,538
TOTAL INVESTMENTS — 100.04% (Cost $1,478,551,230)		$1,332,786,073
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (494,505)
TOTAL NET ASSETS — 100.00%		$1,332,291,568

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,836,200	Great-West Bond Index Fund Institutional Class(a)	$ 41,881,493
2,344,742	Great-West Core Bond Fund Institutional Class(a)	20,563,393
2,568,708	Great-West Global Bond Fund Institutional Class(a)	19,111,187
1,475,790	Great-West High Yield Bond Fund Institutional Class(a)	13,090,258
2,249,894	Great-West Inflation-Protected Securities Fund Institutional Class(a)	21,688,974
2,059,876	Great-West Multi-Sector Bond Fund Institutional Class(a)	16,973,376
1,000,294	Great-West Short Duration Bond Fund Institutional Class(a)	9,362,752

TOTAL BOND MUTUAL FUNDS — 33.57% (Cost $163,068,479)		$142,671,433
EQUITY MUTUAL FUNDS
338,396	American Century Real Estate Fund Class R6	9,238,220
1,177,460	DFA International Real Estate Securities Institutional Class	4,474,346
1,006,350	Fidelity® Emerging Markets Index Fund Institutional Class	10,093,692
169,112	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,164,631
1,209,106	Great-West Emerging Markets Equity Fund Institutional Class(a)	10,035,577
1,838,994	Great-West International Growth Fund Institutional Class(a)	14,362,546
3,575,651	Great-West International Index Fund Institutional Class(a)	31,966,323
2,363,491	Great-West International Value Fund Institutional Class(a)	17,584,374
2,624,818	Great-West Large Cap Growth Fund Institutional Class(a)	21,497,262
3,504,582	Great-West Large Cap Value Fund Institutional Class(a)	25,268,032
Shares		Fair Value
Equity Mutual Funds — (continued)
1,173,422	Great-West Mid Cap Value Fund Institutional Class(a)	$ 8,636,387
575,227	Great-West Real Estate Index Fund Institutional Class(a)	4,987,215
5,979,247	Great-West S&P 500® Index Fund Institutional Class(a)	46,757,714
2,547,343	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	20,073,064
1,836,744	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	12,177,613
118,710	Great-West Small Cap Growth Fund Institutional Class(a)	1,102,820
943,607	Great-West Small Cap Value Fund Institutional Class(a)	6,548,630
1,429,833	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,208,125
171,149	Janus Henderson Triton Fund Class N	4,441,312

TOTAL EQUITY MUTUAL FUNDS — 61.33% (Cost $308,611,890)		$260,617,883
Account Balance
FIXED INTEREST CONTRACT
21,818,968 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	21,818,968

TOTAL FIXED INTEREST CONTRACT — 5.13% (Cost $21,818,968)		$ 21,818,968
TOTAL INVESTMENTS — 100.03% (Cost $493,499,337)		$425,108,284
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (147,138)
TOTAL NET ASSETS — 100.00%		$424,961,146

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
11,860,291	Great-West Bond Index Fund Institutional Class(a)	$ 102,710,117
5,731,901	Great-West Core Bond Fund Institutional Class(a)	50,268,773
6,044,344	Great-West Global Bond Fund Institutional Class(a)	44,969,918
3,528,032	Great-West High Yield Bond Fund Institutional Class(a)	31,293,648
3,733,286	Great-West Inflation-Protected Securities Fund Institutional Class(a)	35,988,873
4,989,482	Great-West Multi-Sector Bond Fund Institutional Class(a)	41,113,336
1,832,041	Great-West Short Duration Bond Fund Institutional Class(a)	17,147,901

TOTAL BOND MUTUAL FUNDS — 24.74% (Cost $369,590,913)		$ 323,492,566
EQUITY MUTUAL FUNDS
1,067,420	American Century Real Estate Fund Class R6	29,140,577
3,783,898	DFA International Real Estate Securities Institutional Class	14,378,811
3,911,483	Fidelity® Emerging Markets Index Fund Institutional Class	39,232,179
601,497	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,699,164
4,693,511	Great-West Emerging Markets Equity Fund Institutional Class(a)	38,956,138
6,901,479	Great-West International Growth Fund Institutional Class(a)	53,900,551
13,356,701	Great-West International Index Fund Institutional Class(a)	119,408,903
8,818,124	Great-West International Value Fund Institutional Class(a)	65,606,839
9,279,160	Great-West Large Cap Growth Fund Institutional Class(a)	75,996,324
Shares		Fair Value
Equity Mutual Funds — (continued)
12,462,002	Great-West Large Cap Value Fund Institutional Class(a)	$ 89,851,033
4,174,832	Great-West Mid Cap Value Fund Institutional Class(a)	30,726,767
1,804,490	Great-West Real Estate Index Fund Institutional Class(a)	15,644,928
21,236,317	Great-West S&P 500® Index Fund Institutional Class(a)	166,067,998
9,045,334	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	71,277,231
7,107,519	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	47,122,849
469,144	Great-West Small Cap Growth Fund Institutional Class(a)	4,358,346
3,644,072	Great-West Small Cap Value Fund Institutional Class(a)	25,289,859
5,077,620	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,699,874
668,363	Janus Henderson Triton Fund Class N	17,344,031

TOTAL EQUITY MUTUAL FUNDS — 72.24% (Cost $1,066,772,012)		$ 944,702,402
Account Balance
FIXED INTEREST CONTRACT
39,983,345 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	39,983,345

TOTAL FIXED INTEREST CONTRACT — 3.06% (Cost $39,983,345)		$ 39,983,345
TOTAL INVESTMENTS — 100.04% (Cost $1,476,346,270)		$1,308,178,313
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (500,946)
TOTAL NET ASSETS — 100.00%		$1,307,677,367

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,915,154	Great-West Bond Index Fund Institutional Class(a)	$ 16,585,234
926,318	Great-West Core Bond Fund Institutional Class(a)	8,123,805
949,771	Great-West Global Bond Fund Institutional Class(a)	7,066,300
568,969	Great-West High Yield Bond Fund Institutional Class(a)	5,046,751
381,806	Great-West Inflation-Protected Securities Fund Institutional Class(a)	3,680,607
810,580	Great-West Multi-Sector Bond Fund Institutional Class(a)	6,679,183
219,078	Great-West Short Duration Bond Fund Institutional Class(a)	2,050,569

TOTAL BOND MUTUAL FUNDS — 16.16% (Cost $56,555,457)		$ 49,232,449
EQUITY MUTUAL FUNDS
249,815	American Century Real Estate Fund Class R6	6,819,951
931,526	DFA International Real Estate Securities Institutional Class	3,539,797
1,123,064	Fidelity® Emerging Markets Index Fund Institutional Class	11,264,336
154,061	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,971,983
1,353,145	Great-West Emerging Markets Equity Fund Institutional Class(a)	11,231,100
1,880,710	Great-West International Growth Fund Institutional Class(a)	14,688,342
3,659,398	Great-West International Index Fund Institutional Class(a)	32,715,014
2,416,186	Great-West International Value Fund Institutional Class(a)	17,976,424
2,390,543	Great-West Large Cap Growth Fund Institutional Class(a)	19,578,549
3,245,622	Great-West Large Cap Value Fund Institutional Class(a)	23,400,931
Shares		Fair Value
Equity Mutual Funds — (continued)
1,085,183	Great-West Mid Cap Value Fund Institutional Class(a)	$ 7,986,947
421,881	Great-West Real Estate Index Fund Institutional Class(a)	3,657,712
5,483,724	Great-West S&P 500® Index Fund Institutional Class(a)	42,882,719
2,333,562	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	18,388,471
1,982,993	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	13,147,245
131,318	Great-West Small Cap Growth Fund Institutional Class(a)	1,219,948
1,022,081	Great-West Small Cap Value Fund Institutional Class(a)	7,093,245
1,304,563	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,401,386
186,114	Janus Henderson Triton Fund Class N	4,829,651

TOTAL EQUITY MUTUAL FUNDS — 82.31% (Cost $298,727,471)		$250,793,751
Account Balance
FIXED INTEREST CONTRACT
4,766,467 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	4,766,467

TOTAL FIXED INTEREST CONTRACT — 1.57% (Cost $4,766,467)		$ 4,766,467
TOTAL INVESTMENTS — 100.04% (Cost $360,049,395)		$304,792,667
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (108,512)
TOTAL NET ASSETS — 100.00%		$304,684,155

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,603,419	Great-West Bond Index Fund Institutional Class(a)	$ 31,205,610
1,741,199	Great-West Core Bond Fund Institutional Class(a)	15,270,314
1,746,483	Great-West Global Bond Fund Institutional Class(a)	12,993,833
1,052,514	Great-West High Yield Bond Fund Institutional Class(a)	9,335,803
354,419	Great-West Inflation-Protected Securities Fund Institutional Class(a)	3,416,598
1,513,692	Great-West Multi-Sector Bond Fund Institutional Class(a)	12,472,823
283,587	Great-West Short Duration Bond Fund Institutional Class(a)	2,654,371

TOTAL BOND MUTUAL FUNDS — 10.24% (Cost $100,733,210)		$ 87,349,352
EQUITY MUTUAL FUNDS
708,156	American Century Real Estate Fund Class R6	19,332,671
2,744,792	DFA International Real Estate Securities Institutional Class	10,430,209
3,623,476	Fidelity® Emerging Markets Index Fund Institutional Class	36,343,468
458,403	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	5,867,553
4,360,969	Great-West Emerging Markets Equity Fund Institutional Class(a)	36,196,042
5,851,223	Great-West International Growth Fund Institutional Class(a)	45,698,049
11,332,881	Great-West International Index Fund Institutional Class(a)	101,315,955
7,477,463	Great-West International Value Fund Institutional Class(a)	55,632,321
7,023,158	Great-West Large Cap Growth Fund Institutional Class(a)	57,519,663
9,536,352	Great-West Large Cap Value Fund Institutional Class(a)	68,757,097
Shares		Fair Value
Equity Mutual Funds — (continued)
3,197,729	Great-West Mid Cap Value Fund Institutional Class(a)	$ 23,535,287
1,198,135	Great-West Real Estate Index Fund Institutional Class(a)	10,387,833
16,142,921	Great-West S&P 500® Index Fund Institutional Class(a)	126,237,642
6,877,687	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	54,196,174
6,313,648	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	41,859,484
418,036	Great-West Small Cap Growth Fund Institutional Class(a)	3,883,558
3,241,337	Great-West Small Cap Value Fund Institutional Class(a)	22,494,876
3,845,242	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	24,763,360
595,079	Janus Henderson Triton Fund Class N	15,442,310

TOTAL EQUITY MUTUAL FUNDS — 89.07% (Cost $875,340,315)		$759,893,552
Account Balance
FIXED INTEREST CONTRACT
6,242,401 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	6,242,401

TOTAL FIXED INTEREST CONTRACT — 0.73% (Cost $6,242,401)		$ 6,242,401
TOTAL INVESTMENTS — 100.04% (Cost $982,315,926)		$853,485,305
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (332,833)
TOTAL NET ASSETS — 100.00%		$853,152,472

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
627,073	Great-West Bond Index Fund Institutional Class(a)	$ 5,430,454
302,663	Great-West Core Bond Fund Institutional Class(a)	2,654,353
297,904	Great-West Global Bond Fund Institutional Class(a)	2,216,407
181,364	Great-West High Yield Bond Fund Institutional Class(a)	1,608,699
9,685	Great-West Inflation-Protected Securities Fund Institutional Class(a)	93,363
262,904	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,166,327
31,977	Great-West Short Duration Bond Fund Institutional Class(a)	299,307

TOTAL BOND MUTUAL FUNDS — 7.80% (Cost $16,653,008)		$ 14,468,910
EQUITY MUTUAL FUNDS
154,360	American Century Real Estate Fund Class R6	4,214,034
627,126	DFA International Real Estate Securities Institutional Class	2,383,079
868,937	Fidelity® Emerging Markets Index Fund Institutional Class	8,715,439
99,655	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,275,581
1,045,366	Great-West Emerging Markets Equity Fund Institutional Class(a)	8,676,538
1,339,435	Great-West International Growth Fund Institutional Class(a)	10,460,986
2,599,012	Great-West International Index Fund Institutional Class(a)	23,235,163
1,716,672	Great-West International Value Fund Institutional Class(a)	12,772,037
1,518,799	Great-West Large Cap Growth Fund Institutional Class(a)	12,438,965
2,077,406	Great-West Large Cap Value Fund Institutional Class(a)	14,978,097
Shares		Fair Value
Equity Mutual Funds — (continued)
695,811	Great-West Mid Cap Value Fund Institutional Class(a)	$ 5,121,172
259,115	Great-West Real Estate Index Fund Institutional Class(a)	2,246,528
3,505,934	Great-West S&P 500® Index Fund Institutional Class(a)	27,416,408
1,492,560	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	11,761,371
1,472,304	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	9,761,374
96,348	Great-West Small Cap Growth Fund Institutional Class(a)	895,072
757,085	Great-West Small Cap Value Fund Institutional Class(a)	5,254,170
832,669	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,362,389
138,174	Janus Henderson Triton Fund Class N	3,585,625

TOTAL EQUITY MUTUAL FUNDS — 91.87% (Cost $203,732,237)		$170,554,028
Account Balance
FIXED INTEREST CONTRACT
691,067 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	691,067

TOTAL FIXED INTEREST CONTRACT — 0.37% (Cost $691,067)		$ 691,067
TOTAL INVESTMENTS — 100.04% (Cost $221,076,312)		$185,714,005
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (65,322)
TOTAL NET ASSETS — 100.00%		$185,648,683

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,257,061	Great-West Bond Index Fund Institutional Class(a)	$ 10,886,151
607,729	Great-West Core Bond Fund Institutional Class(a)	5,329,784
620,162	Great-West Global Bond Fund Institutional Class(a)	4,614,003
362,230	Great-West High Yield Bond Fund Institutional Class(a)	3,212,983
526,391	Great-West Multi-Sector Bond Fund Institutional Class(a)	4,337,461
56,936	Great-West Short Duration Bond Fund Institutional Class(a)	532,923

TOTAL BOND MUTUAL FUNDS — 7.08% (Cost $33,459,952)		$ 28,913,305
EQUITY MUTUAL FUNDS
342,789	American Century Real Estate Fund Class R6	9,358,127
1,455,547	DFA International Real Estate Securities Institutional Class	5,531,077
2,041,140	Fidelity® Emerging Markets Index Fund Institutional Class	20,472,636
213,272	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,729,883
2,457,335	Great-West Emerging Markets Equity Fund Institutional Class(a)	20,395,878
3,027,268	Great-West International Growth Fund Institutional Class(a)	23,642,966
5,864,944	Great-West International Index Fund Institutional Class(a)	52,432,598
3,874,450	Great-West International Value Fund Institutional Class(a)	28,825,904
3,245,155	Great-West Large Cap Growth Fund Institutional Class(a)	26,577,822
4,475,162	Great-West Large Cap Value Fund Institutional Class(a)	32,265,919
1,499,412	Great-West Mid Cap Value Fund Institutional Class(a)	11,035,673
Shares		Fair Value
Equity Mutual Funds — (continued)
577,037	Great-West Real Estate Index Fund Institutional Class(a)	$ 5,002,912
7,527,342	Great-West S&P 500® Index Fund Institutional Class(a)	58,863,815
3,200,029	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	25,216,231
3,379,333	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	22,404,978
221,500	Great-West Small Cap Growth Fund Institutional Class(a)	2,057,739
1,735,422	Great-West Small Cap Value Fund Institutional Class(a)	12,043,830
1,776,441	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,440,277
317,245	Janus Henderson Triton Fund Class N	8,232,500

TOTAL EQUITY MUTUAL FUNDS — 92.66% (Cost $436,886,563)		$378,530,765
Account Balance
FIXED INTEREST CONTRACT
1,228,154 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	1,228,154

TOTAL FIXED INTEREST CONTRACT — 0.30% (Cost $1,228,154)		$ 1,228,154
TOTAL INVESTMENTS — 100.04% (Cost $471,574,669)		$408,672,224
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (154,769)
TOTAL NET ASSETS — 100.00%		$408,517,455

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
55,664	Great-West Bond Index Fund Institutional Class(a)	$ 482,049
26,986	Great-West Core Bond Fund Institutional Class(a)	236,668
29,152	Great-West Global Bond Fund Institutional Class(a)	216,891
16,018	Great-West High Yield Bond Fund Institutional Class(a)	142,077
23,380	Great-West Multi-Sector Bond Fund Institutional Class(a)	192,648
2,450	Great-West Short Duration Bond Fund Institutional Class(a)	22,934

TOTAL BOND MUTUAL FUNDS — 6.84% (Cost $1,457,915)		$ 1,293,267
EQUITY MUTUAL FUNDS
15,729	American Century Real Estate Fund Class R6	429,408
70,007	DFA International Real Estate Securities Institutional Class	266,025
100,577	Fidelity® Emerging Markets Index Fund Institutional Class	1,008,783
9,674	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	123,831
121,444	Great-West Emerging Markets Equity Fund Institutional Class(a)	1,007,981
142,895	Great-West International Growth Fund Institutional Class(a)	1,116,012
276,612	Great-West International Index Fund Institutional Class(a)	2,472,907
182,915	Great-West International Value Fund Institutional Class(a)	1,360,884
145,444	Great-West Large Cap Growth Fund Institutional Class(a)	1,191,187
200,455	Great-West Large Cap Value Fund Institutional Class(a)	1,445,282
67,186	Great-West Mid Cap Value Fund Institutional Class(a)	494,487
Shares		Fair Value
Equity Mutual Funds — (continued)
26,628	Great-West Real Estate Index Fund Institutional Class(a)	$ 230,866
337,888	Great-West S&P 500® Index Fund Institutional Class(a)	2,642,286
142,892	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,125,990
161,109	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,068,153
10,579	Great-West Small Cap Growth Fund Institutional Class(a)	98,284
82,922	Great-West Small Cap Value Fund Institutional Class(a)	575,479
79,183	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	509,937
15,113	Janus Henderson Triton Fund Class N	392,194

TOTAL EQUITY MUTUAL FUNDS — 92.90% (Cost $21,935,335)		$17,559,976
Account Balance
FIXED INTEREST CONTRACT
55,368 (b)	Great-West Life & Annuity Contract(a) 1.30%(c)	55,368

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $55,368)		$ 55,368
TOTAL INVESTMENTS — 100.03% (Cost $23,448,618)		$18,908,611
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (6,130)
TOTAL NET ASSETS — 100.00%		$18,902,481

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2022. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$580,838,065	$364,964,943	$1,254,415,681
Investments at fair value, unaffiliated(b)	29,268,453	20,304,023	78,370,392
Subscriptions receivable	161,096	104,166	1,076,258
Receivable for investments sold	132,615	304,971	-
Total Assets	610,400,229	385,678,103	1,333,862,331
LIABILITIES:
Payable for distribution fees	16,735	1,619	48,174
Payable for investments purchased	16,956	10,832	273,533
Payable for shareholder services fees	163,399	102,718	340,451
Payable to investment adviser	39,958	27,756	105,399
Fund shares redeemed	-	-	481
Redemptions payable	276,755	398,307	802,725
Total Liabilities	513,803	541,232	1,570,763
NET ASSETS	$609,886,426	$385,136,871	$1,332,291,568
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,020,909	$3,837,876	$11,314,389
Paid-in capital in excess of par	649,863,946	430,233,172	1,444,819,503
Undistributed/accumulated deficit	(44,998,429)	(48,934,177)	(123,842,324)
NET ASSETS	$609,886,426	$385,136,871	$1,332,291,568
NET ASSETS BY CLASS
Investor Class	$347,746,575	$329,492,377	$559,487,943
Service Class	$206,369,637	$20,078,859	$590,807,674
Institutional Class	$55,770,214	$35,565,635	$181,995,951
CAPITAL STOCK:
Authorized
Investor Class	230,000,000	210,000,000	250,000,000
Service Class	70,000,000	25,000,000	185,000,000
Institutional Class	30,000,000	12,000,000	80,000,000
Issued and Outstanding
Investor Class	27,086,059	32,857,557	42,158,536
Service Class	16,123,163	1,983,193	44,616,447
Institutional Class	6,999,868	3,538,011	26,368,902
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.84	$10.03	$13.27
Service Class	$12.80	$10.12	$13.24
Institutional Class	$7.97	$10.05	$6.90
(a) Cost of investments, affiliated	$632,343,424	$417,386,316	$1,389,617,385
(b) Cost of investments, unaffiliated	$32,678,957	$24,118,309	$88,933,845
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$396,860,714	$1,208,082,715	$278,338,932
Investments at fair value, unaffiliated(b)	28,247,570	100,095,598	26,453,735
Subscriptions receivable	493,953	635,215	65,470
Receivable for investments sold	1,029,909	231,540	108,014
Total Assets	426,632,146	1,309,045,068	304,966,151
LIABILITIES:
Payable for distribution fees	3,309	52,560	2,666
Payable for investments purchased	44,933	221,877	15,719
Payable for shareholder services fees	107,181	328,261	76,363
Payable to investment adviser	36,648	120,125	29,483
Redemptions payable	1,478,929	644,878	157,765
Total Liabilities	1,671,000	1,367,701	281,996
NET ASSETS	$424,961,146	$1,307,677,367	$304,684,155
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,151,372	$11,670,479	$3,013,134
Paid-in capital in excess of par	480,059,774	1,430,304,933	348,303,011
Undistributed/accumulated deficit	(59,250,000)	(134,298,045)	(46,631,990)
NET ASSETS	$424,961,146	$1,307,677,367	$304,684,155
NET ASSETS BY CLASS
Investor Class	$320,011,026	$468,524,683	$225,988,298
Service Class	$40,690,606	$644,826,222	$32,191,739
Institutional Class	$64,259,514	$194,326,462	$46,504,118
CAPITAL STOCK:
Authorized
Investor Class	205,000,000	220,000,000	140,000,000
Service Class	20,000,000	180,000,000	35,000,000
Institutional Class	25,000,000	90,000,000	20,000,000
Issued and Outstanding
Investor Class	31,305,537	36,189,840	22,403,545
Service Class	3,942,710	50,573,389	3,157,862
Institutional Class	6,265,470	29,941,561	4,569,928
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.22	$12.95	$10.09
Service Class	$10.32	$12.75	$10.19
Institutional Class	$10.26	$6.49	$10.18
(a) Cost of investments, affiliated	$459,792,210	$1,360,143,316	$328,055,914
(b) Cost of investments, unaffiliated	$33,707,127	$116,202,954	$31,993,481
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$771,936,647	$166,815,828	$365,077,884
Investments at fair value, unaffiliated(b)	81,548,658	18,898,177	43,594,340
Subscriptions receivable	697,982	208,821	745,956
Total Assets	854,183,287	185,922,826	409,418,180
LIABILITIES:
Payable for distribution fees	34,839	2,389	19,407
Payable for investments purchased	407,191	102,236	383,734
Payable for shareholder services fees	213,154	44,299	94,212
Payable to investment adviser	84,838	18,634	41,082
Fund shares redeemed	-	-	68
Redemptions payable	290,793	106,585	362,222
Total Liabilities	1,030,815	274,143	900,725
NET ASSETS	$853,152,472	$185,648,683	$408,517,455
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,754,706	$1,776,249	$3,609,793
Paid-in capital in excess of par	949,533,611	213,222,911	459,314,413
Undistributed/accumulated deficit	(104,135,845)	(29,350,477)	(54,406,751)
NET ASSETS	$853,152,472	$185,648,683	$408,517,455
NET ASSETS BY CLASS
Investor Class	$294,815,017	$121,022,208	$81,961,654
Service Class	$425,898,961	$28,974,716	$236,716,392
Institutional Class	$132,438,494	$35,651,759	$89,839,409
CAPITAL STOCK:
Authorized
Investor Class	135,000,000	65,000,000	35,000,000
Service Class	120,000,000	35,000,000	55,000,000
Institutional Class	60,000,000	15,000,000	55,000,000
Issued and Outstanding
Investor Class	22,856,428	11,607,341	5,148,130
Service Class	34,566,933	2,754,519	15,413,940
Institutional Class	20,123,700	3,400,634	15,535,856
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.90	$10.43	$15.92
Service Class	$12.32	$10.52	$15.36
Institutional Class	$6.58	$10.48	$5.78
(a) Cost of investments, affiliated	$885,599,217	$198,127,878	$419,454,320
(b) Cost of investments, unaffiliated	$96,716,709	$22,948,434	$52,120,349
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$16,812,201
Investments at fair value, unaffiliated(b)	2,096,410
Subscriptions receivable	3,632
Receivable for investments sold	27
Total Assets	18,912,270
LIABILITIES:
Payable for distribution fees	59
Payable for investments purchased	3,632
Payable for shareholder services fees	4,215
Payable to investment adviser	1,856
Redemptions payable	27
Total Liabilities	9,789
NET ASSETS	$18,902,481
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$192,751
Paid-in capital in excess of par	22,231,339
Undistributed/accumulated deficit	(3,521,609)
NET ASSETS	$18,902,481
NET ASSETS BY CLASS
Investor Class	$13,888,666
Service Class	$745,546
Institutional Class	$4,268,269
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Service Class	35,000,000
Institutional Class	10,000,000
Issued and Outstanding
Investor Class	1,417,542
Service Class	75,700
Institutional Class	434,263
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.80
Service Class	$9.85
Institutional Class	$9.83
(a) Cost of investments, affiliated	$20,885,334
(b) Cost of investments, unaffiliated	$2,563,284
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$511,454	$260,963	$698,431
Dividends, affiliated	6,058,852	3,633,618	11,860,879
Dividends, unaffiliated	127,087	82,783	288,017
Total Income	6,697,393	3,977,364	12,847,327
EXPENSES:
Management fees	402,429	254,663	881,744
Shareholder services fees – Investor Class	667,374	635,016	1,072,490
Shareholder services fees – Service Class	405,692	37,963	1,173,561
Shareholder services fees – Class L(a)	15	496	70
Distribution fees – Service Class	115,188	10,777	333,220
Distribution fees – Class L(a)	10	351	50
Total Expenses	1,590,708	939,266	3,461,135
Less management fees waived	141,099	71,993	192,642
Net Expenses	1,449,609	867,273	3,268,493
NET INVESTMENT INCOME	5,247,784	3,110,091	9,578,834
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,658,041	751,213	966,333
Net realized gain on investments, unaffiliated	873,488	679,545	730,620
Net Realized Gain	2,531,529	1,430,758	1,696,953
Net change in unrealized depreciation on investments, affiliated	(92,267,096)	(61,417,382)	(226,870,669)
Net change in unrealized depreciation on investments, unaffiliated	(7,719,104)	(5,423,400)	(19,149,167)
Net Change in Unrealized Depreciation	(99,986,200)	(66,840,782)	(246,019,836)
Net Realized and Unrealized Loss	(97,454,671)	(65,410,024)	(244,322,883)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(92,206,887)	$(62,299,933)	$(234,744,049)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$152,644	$284,596	$33,276
Dividends, affiliated	3,502,634	9,668,423	2,025,745
Dividends, unaffiliated	93,549	285,749	68,346
Total Income	3,748,827	10,238,768	2,127,367
EXPENSES:
Management fees	278,359	864,571	199,434
Shareholder services fees – Investor Class	611,906	878,297	428,944
Shareholder services fees – Service Class	76,598	1,287,103	61,422
Shareholder services fees – Class L(a)	52	434	84
Distribution fees – Service Class	21,757	365,440	17,445
Distribution fees – Class L(a)	37	307	59
Total Expenses	988,709	3,396,152	707,388
Less management fees waived	42,106	78,523	9,178
Net Expenses	946,603	3,317,629	698,210
NET INVESTMENT INCOME	2,802,224	6,921,139	1,429,157
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(614,781)	(489,122)	367,917
Net realized gain (loss) on investments, unaffiliated	192,255	(863,528)	(151,285)
Net Realized Gain (Loss)	(422,526)	(1,352,650)	216,632
Net change in unrealized depreciation on investments, affiliated	(75,797,328)	(255,973,218)	(62,813,397)
Net change in unrealized depreciation on investments, unaffiliated	(6,784,760)	(22,949,400)	(6,051,993)
Net Change in Unrealized Depreciation	(82,582,088)	(278,922,618)	(68,865,390)
Net Realized and Unrealized Loss	(83,004,614)	(280,275,268)	(68,648,758)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(80,202,390)	$(273,354,129)	$(67,219,601)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$44,279	$4,638	$8,654
Dividends, affiliated	5,223,705	1,081,247	2,310,512
Dividends, unaffiliated	191,336	41,579	93,157
Total Income	5,459,320	1,127,464	2,412,323
EXPENSES:
Management fees	564,699	116,880	268,744
Shareholder services fees – Investor Class	541,161	215,436	144,420
Shareholder services fees – Service Class	855,533	54,640	471,770
Shareholder services fees – Class L(a)	86	64	43
Distribution fees – Service Class	242,889	15,499	133,938
Distribution fees – Class L(a)	61	46	30
Total Expenses	2,204,429	402,565	1,018,945
Less management fees waived	12,214	1,279	2,387
Net Expenses	2,192,215	401,286	1,016,558
NET INVESTMENT INCOME	3,267,105	726,178	1,395,765
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(2,073,919)	287,281	(817,913)
Net realized loss on investments, unaffiliated	(1,265,388)	(84,399)	(528,090)
Net Realized Gain (Loss)	(3,339,307)	202,882	(1,346,003)
Net change in unrealized depreciation on investments, affiliated	(181,247,460)	(38,670,451)	(87,101,113)
Net change in unrealized depreciation on investments, unaffiliated	(18,140,812)	(4,186,480)	(9,702,084)
Net Change in Unrealized Depreciation	(199,388,272)	(42,856,931)	(96,803,197)
Net Realized and Unrealized Loss	(202,727,579)	(42,654,049)	(98,149,200)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(199,460,474)	$(41,927,871)	$(96,753,435)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$337
Dividends, affiliated	102,494
Dividends, unaffiliated	4,037
Total Income	106,868
EXPENSES:
Management fees	10,874
Shareholder services fees – Investor Class	23,711
Shareholder services fees – Service Class	1,354
Distribution fees – Service Class	378
Total Expenses	36,317
Less amount waived by distributor - Service Class	5
Less management fees waived	93
Net Expenses	36,219
NET INVESTMENT INCOME	70,649
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(206,884)
Net realized loss on investments, unaffiliated	(46,621)
Net Realized Loss	(253,505)
Net change in unrealized depreciation on investments, affiliated	(3,392,179)
Net change in unrealized depreciation on investments, unaffiliated	(386,406)
Net Change in Unrealized Depreciation	(3,778,585)
Net Realized and Unrealized Loss	(4,032,090)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,961,441)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Lifetime 2015 Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$5,247,784	$16,367,443
Net realized gain	2,531,529	52,505,852
Net change in unrealized depreciation	(99,986,200)	(6,551,862)
Net Increase (Decrease) in Net Assets Resulting from Operations	(92,206,887)	62,321,433
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,825,009)	(32,157,871)
Service Class	(1,554,955)	(21,025,926)
Class L(a)	-	(12,000)
Institutional Class	(900,543)	(7,820,383)
From Net Investment Income and Net Realized Gains	(5,280,507)	(61,016,180)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	42,745,318	124,312,455
Service Class	11,584,213	34,233,325
Class L(a)	-	44,617
Institutional Class	13,159,474	8,227,347
Shares issued in reinvestment of distributions
Investor Class	2,825,009	32,157,871
Service Class	1,554,955	21,025,926
Class L(a)	-	12,000
Institutional Class	900,543	7,820,383
Shares redeemed
Investor Class	(65,049,664)	(104,345,689)
Service Class	(41,461,908)	(119,097,269)
Class L(a)	(13,005)	(673,545)
Institutional Class	(10,935,905)	(24,425,687)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(44,690,970)	(20,708,266)
Total Decrease in Net Assets	(142,178,364)	(19,403,013)
NET ASSETS:
Beginning of Period	752,064,790	771,467,803
End of Period	$609,886,426	$752,064,790
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,079,353	8,064,461
Service Class	839,394	2,246,001
Class L(a)	-	4,112
Institutional Class	1,497,971	827,123
Shares issued in reinvestment of distributions
Investor Class	217,811	2,132,533
Service Class	120,259	1,398,158
Class L(a)	-	1,119
Institutional Class	111,869	819,646
Shares redeemed
Investor Class	(4,687,329)	(6,804,655)
Service Class	(2,969,348)	(7,822,422)
Class L(a)	(1,362)	(61,514)
Institutional Class	(1,253,907)	(2,453,860)
Net Decrease	(3,045,289)	(1,649,298)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Lifetime 2020 Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$3,110,091	$10,155,027
Net realized gain	1,430,758	32,623,016
Net change in unrealized depreciation	(66,840,782)	(9,449,766)
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,299,933)	33,328,277
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,632,718)	(29,013,958)
Service Class	(149,618)	(1,828,507)
Class L(a)	-	(33,290)
Institutional Class	(349,855)	(3,604,568)
From Net Investment Income and Net Realized Gains	(3,132,191)	(34,480,323)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	109,177,138	283,803,469
Service Class	2,923,113	4,109,713
Class L(a)	9,450	40,819
Institutional Class	2,388,857	8,420,954
Shares issued in reinvestment of distributions
Investor Class	2,632,718	29,013,958
Service Class	149,618	1,828,507
Class L(a)	-	33,290
Institutional Class	349,855	3,604,568
Shares redeemed
Investor Class	(118,940,714)	(169,772,432)
Service Class	(4,336,514)	(12,404,545)
Class L(a)	(450,091)	(25,373)
Institutional Class	(7,092,191)	(14,229,124)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(13,188,761)	134,423,804
Total Increase (Decrease) in Net Assets	(78,620,885)	133,271,758
NET ASSETS:
Beginning of Period	463,757,756	330,485,998
End of Period	$385,136,871	$463,757,756
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,969,606	23,408,274
Service Class	265,175	339,279
Class L(a)	837	3,366
Institutional Class	217,514	697,594
Shares issued in reinvestment of distributions
Investor Class	259,637	2,442,287
Service Class	14,611	152,446
Class L(a)	-	2,766
Institutional Class	34,401	302,460
Shares redeemed
Investor Class	(10,917,600)	(14,077,237)
Service Class	(390,184)	(1,024,559)
Class L(a)	(41,132)	(2,072)
Institutional Class	(639,545)	(1,183,437)
Net Increase (Decrease)	(1,226,680)	11,061,167
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Lifetime 2025 Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$9,578,834	$36,829,355
Net realized gain	1,696,953	134,988,609
Net change in unrealized depreciation	(246,019,836)	(13,121,186)
Net Increase (Decrease) in Net Assets Resulting from Operations	(234,744,049)	158,696,778
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,473,450)	(55,387,668)
Service Class	(3,315,854)	(66,794,333)
Class L(a)	-	(152,926)
Institutional Class	(2,875,990)	(30,931,686)
From Net Investment Income and Net Realized Gains	(9,665,294)	(153,266,613)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	129,481,820	297,528,206
Service Class	44,173,373	110,236,785
Class L(a)	280	198,741
Institutional Class	53,388,096	73,052,550
Shares issued in reinvestment of distributions
Investor Class	3,473,450	55,387,668
Service Class	3,315,854	66,794,333
Class L(a)	-	152,926
Institutional Class	2,875,990	30,931,686
Shares redeemed
Investor Class	(127,495,857)	(206,642,339)
Service Class	(111,139,378)	(329,313,852)
Class L(a)	(64,775)	(2,928,394)
Institutional Class	(29,615,336)	(104,246,584)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(31,606,483)	(8,848,274)
Total Decrease in Net Assets	(276,015,826)	(3,418,109)
NET ASSETS:
Beginning of Period	1,608,307,394	1,611,725,503
End of Period	$1,332,291,568	$1,608,307,394
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,881,908	18,257,456
Service Class	3,040,514	6,834,801
Class L(a)	31	19,172
Institutional Class	6,915,510	8,019,337
Shares issued in reinvestment of distributions
Investor Class	258,441	3,476,372
Service Class	247,267	4,198,711
Class L(a)	-	14,865
Institutional Class	411,444	3,626,508
Shares redeemed
Investor Class	(8,860,031)	(12,713,804)
Service Class	(7,673,775)	(20,389,790)
Class L(a)	(7,206)	(286,466)
Institutional Class	(3,891,694)	(11,341,566)
Net Decrease	(677,591)	(284,404)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Lifetime 2030 Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$2,802,224	$11,729,437
Net realized gain (loss)	(422,526)	40,077,592
Net change in unrealized depreciation	(82,582,088)	(7,659,329)
Net Increase (Decrease) in Net Assets Resulting from Operations	(80,202,390)	44,147,700
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,063,677)	(30,660,603)
Service Class	(238,665)	(3,844,812)
Class L(a)	-	(3,980)
Institutional Class	(528,261)	(6,679,258)
From Net Investment Income and Net Realized Gains	(2,830,603)	(41,188,653)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	85,734,548	224,155,248
Service Class	9,607,924	11,866,985
Class L(a)	57	6,133
Institutional Class	12,493,281	19,531,128
Shares issued in reinvestment of distributions
Investor Class	2,063,677	30,660,603
Service Class	238,665	3,844,812
Class L(a)	-	3,980
Institutional Class	528,261	6,679,258
Shares redeemed
Investor Class	(73,431,424)	(114,921,994)
Service Class	(7,648,367)	(17,004,026)
Class L(a)	(46,505)	(65)
Institutional Class	(13,113,197)	(16,679,507)
Net Increase in Net Assets Resulting from Capital Share Transactions	16,426,920	148,142,555
Total Increase (Decrease) in Net Assets	(66,606,073)	151,101,602
NET ASSETS:
Beginning of Period	491,567,219	340,465,617
End of Period	$424,961,146	$491,567,219
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,562,863	17,631,739
Service Class	840,094	936,035
Class L(a)	5	470
Institutional Class	1,104,663	1,546,098
Shares issued in reinvestment of distributions
Investor Class	198,813	2,465,768
Service Class	22,773	306,185
Class L(a)	-	315
Institutional Class	50,746	535,057
Shares redeemed
Investor Class	(6,577,544)	(9,072,847)
Service Class	(680,486)	(1,337,378)
Class L(a)	(4,113)	(5)
Institutional Class	(1,168,518)	(1,324,859)
Net Increase	1,349,296	11,686,578
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Lifetime 2035 Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$6,921,139	$40,470,030
Net realized gain (loss)	(1,352,650)	144,394,886
Net change in unrealized appreciation (depreciation)	(278,922,618)	17,488,146
Net Increase (Decrease) in Net Assets Resulting from Operations	(273,354,129)	202,353,062
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,062,137)	(48,623,318)
Service Class	(2,464,538)	(78,387,887)
Class L(a)	-	(120,771)
Institutional Class	(2,499,943)	(37,469,622)
From Net Investment Income and Net Realized Gains	(7,026,618)	(164,601,598)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	86,504,327	193,903,193
Service Class	54,367,189	142,648,252
Class L(a)	10,747	225,848
Institutional Class	50,727,870	48,590,638
Shares issued in reinvestment of distributions
Investor Class	2,062,137	48,623,318
Service Class	2,464,538	78,387,887
Class L(a)	-	120,771
Institutional Class	2,499,943	37,469,622
Shares redeemed
Investor Class	(72,688,633)	(126,870,470)
Service Class	(118,538,654)	(343,440,647)
Class L(a)	(392,036)	(1,241,040)
Institutional Class	(27,369,883)	(73,944,012)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(20,352,455)	4,473,360
Total Increase (Decrease) in Net Assets	(300,733,202)	42,224,824
NET ASSETS:
Beginning of Period	1,608,410,569	1,566,185,745
End of Period	$1,307,677,367	$1,608,410,569
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,057,314	11,870,288
Service Class	3,843,980	8,951,349
Class L(a)	1,183	21,851
Institutional Class	6,868,735	5,524,892
Shares issued in reinvestment of distributions
Investor Class	156,460	3,040,032
Service Class	189,872	4,973,480
Class L(a)	-	11,932
Institutional Class	378,206	4,531,910
Shares redeemed
Investor Class	(5,053,719)	(7,806,266)
Service Class	(8,331,648)	(21,604,257)
Class L(a)	(44,835)	(122,282)
Institutional Class	(3,789,457)	(8,321,516)
Net Increase	276,091	1,071,413
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Lifetime 2040 Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$1,429,157	$9,464,421
Net realized gain	216,632	33,433,941
Net change in unrealized depreciation	(68,865,390)	(2,498,156)
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,219,601)	40,400,206
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,032,444)	(24,409,304)
Service Class	(130,299)	(3,671,227)
Class L(a)	-	(7,329)
Institutional Class	(290,439)	(5,656,900)
From Net Investment Income and Net Realized Gains	(1,453,182)	(33,744,760)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	59,375,167	148,668,921
Service Class	7,465,488	12,013,449
Class L(a)	907	7,053
Institutional Class	7,355,172	14,724,372
Shares issued in reinvestment of distributions
Investor Class	1,032,444	24,409,304
Service Class	130,299	3,671,227
Class L(a)	-	7,329
Institutional Class	290,439	5,656,900
Shares redeemed
Investor Class	(44,689,719)	(71,570,620)
Service Class	(6,266,011)	(19,599,467)
Class L(a)	(74,851)	-
Institutional Class	(8,541,908)	(11,008,990)
Net Increase in Net Assets Resulting from Capital Share Transactions	16,077,427	106,979,478
Total Increase (Decrease) in Net Assets	(52,595,356)	113,634,924
NET ASSETS:
Beginning of Period	357,279,511	243,644,587
End of Period	$304,684,155	$357,279,511
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,258,960	11,505,550
Service Class	649,317	931,655
Class L(a)	77	531
Institutional Class	638,086	1,133,960
Shares issued in reinvestment of distributions
Investor Class	100,237	1,931,854
Service Class	12,517	287,238
Class L(a)	-	570
Institutional Class	27,954	443,831
Shares redeemed
Investor Class	(3,994,829)	(5,552,954)
Service Class	(551,235)	(1,519,152)
Class L(a)	(6,584)	-
Institutional Class	(751,320)	(851,699)
Net Increase	1,383,180	8,311,384
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Lifetime 2045 Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$3,267,105	$28,534,380
Net realized gain (loss)	(3,339,307)	106,527,405
Net change in unrealized appreciation (depreciation)	(199,388,272)	15,345,532
Net Increase (Decrease) in Net Assets Resulting from Operations	(199,460,474)	150,407,317
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(903,911)	(30,073,798)
Service Class	(1,098,416)	(56,847,249)
Class L(a)	-	(73,198)
Institutional Class	(1,340,207)	(27,893,094)
From Net Investment Income and Net Realized Gains	(3,342,534)	(114,887,339)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	74,293,007	133,294,012
Service Class	47,403,385	105,891,333
Class L(a)	1,017	406,198
Institutional Class	27,762,139	36,598,457
Shares issued in reinvestment of distributions
Investor Class	903,911	30,073,798
Service Class	1,098,416	56,847,249
Class L(a)	-	73,198
Institutional Class	1,340,207	27,893,094
Shares redeemed
Investor Class	(38,616,517)	(72,803,779)
Service Class	(90,553,116)	(211,001,953)
Class L(a)	(76,946)	(1,201,719)
Institutional Class	(16,004,527)	(56,820,902)
Net Increase in Net Assets Resulting from Capital Share Transactions	7,550,976	49,248,986
Total Increase (Decrease) in Net Assets	(195,252,032)	84,768,964
NET ASSETS:
Beginning of Period	1,048,404,504	963,635,540
End of Period	$853,152,472	$1,048,404,504
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,145,236	8,032,758
Service Class	3,420,018	6,731,288
Class L(a)	107	39,086
Institutional Class	3,674,923	4,013,498
Shares issued in reinvestment of distributions
Investor Class	68,530	1,847,534
Service Class	87,176	3,649,858
Class L(a)	-	6,897
Institutional Class	199,139	3,261,762
Shares redeemed
Investor Class	(2,679,379)	(4,399,288)
Service Class	(6,467,704)	(13,420,727)
Class L(a)	(8,407)	(115,279)
Institutional Class	(2,207,614)	(6,188,101)
Net Increase	1,232,025	3,459,286
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Lifetime 2050 Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$726,178	$5,586,828
Net realized gain	202,882	20,276,755
Net change in unrealized depreciation	(42,856,931)	(2,309,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,927,871)	23,553,609
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(458,264)	(11,987,120)
Service Class	(91,749)	(3,409,430)
Class L(a)	-	(5,884)
Institutional Class	(191,247)	(4,438,597)
From Net Investment Income and Net Realized Gains	(741,260)	(19,841,031)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	40,137,484	79,153,562
Service Class	7,297,129	11,119,842
Class L(a)	109	9,997
Institutional Class	6,670,689	11,298,630
Shares issued in reinvestment of distributions
Investor Class	458,264	11,987,120
Service Class	91,749	3,409,430
Class L(a)	-	5,884
Institutional Class	191,247	4,438,597
Shares redeemed
Investor Class	(16,543,432)	(29,362,459)
Service Class	(5,501,985)	(17,214,236)
Class L(a)	(56,931)	-
Institutional Class	(6,000,975)	(8,917,690)
Net Increase in Net Assets Resulting from Capital Share Transactions	26,743,348	65,928,677
Total Increase (Decrease) in Net Assets	(15,925,783)	69,641,255
NET ASSETS:
Beginning of Period	201,574,466	131,933,211
End of Period	$185,648,683	$201,574,466
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,408,858	5,818,290
Service Class	612,273	822,609
Class L(a)	9	716
Institutional Class	557,324	835,572
Shares issued in reinvestment of distributions
Investor Class	42,949	907,427
Service Class	8,527	255,301
Class L(a)	-	439
Institutional Class	17,823	333,804
Shares redeemed
Investor Class	(1,408,917)	(2,163,555)
Service Class	(462,473)	(1,277,026)
Class L(a)	(4,839)	-
Institutional Class	(517,443)	(662,692)
Net Increase	2,254,091	4,870,885
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Lifetime 2055 Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$1,395,765	$13,745,075
Net realized gain (loss)	(1,346,003)	51,693,028
Net change in unrealized appreciation (depreciation)	(96,803,197)	6,502,678
Net Increase (Decrease) in Net Assets Resulting from Operations	(96,753,435)	71,940,781
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(156,716)	(6,901,598)
Service Class	(295,390)	(26,557,849)
Class L(a)	-	(43,888)
Institutional Class	(979,137)	(22,228,578)
From Net Investment Income and Net Realized Gains	(1,431,243)	(55,731,913)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	26,874,215	47,083,583
Service Class	40,930,265	89,429,131
Class L(a)	-	256,002
Institutional Class	20,527,754	30,279,885
Shares issued in reinvestment of distributions
Investor Class	156,716	6,901,598
Service Class	295,390	26,557,849
Class L(a)	-	43,888
Institutional Class	979,137	22,228,578
Shares redeemed
Investor Class	(12,245,132)	(26,895,578)
Service Class	(55,833,097)	(128,993,605)
Class L(a)	(37,769)	(614,618)
Institutional Class	(10,348,851)	(42,353,480)
Net Increase in Net Assets Resulting from Capital Share Transactions	11,298,628	23,923,233
Total Increase (Decrease) in Net Assets	(86,886,050)	40,132,101
NET ASSETS:
Beginning of Period	495,403,505	455,271,404
End of Period	$408,517,455	$495,403,505
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,511,033	2,310,274
Service Class	2,375,004	4,589,167
Class L(a)	-	25,569
Institutional Class	3,107,759	3,624,682
Shares issued in reinvestment of distributions
Investor Class	9,620	343,250
Service Class	18,791	1,367,606
Class L(a)	-	4,413
Institutional Class	165,395	2,912,136
Shares redeemed
Investor Class	(681,712)	(1,318,821)
Service Class	(3,210,453)	(6,627,329)
Class L(a)	(4,472)	(62,586)
Institutional Class	(1,608,634)	(5,030,520)
Net Increase	1,682,331	2,137,841
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Lifetime 2060 Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$70,649	$490,469
Net realized gain (loss)	(253,505)	2,170,813
Net change in unrealized depreciation	(3,778,585)	(1,151,218)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,961,441)	1,510,064
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(48,039)	(1,079,086)
Service Class	(2,127)	(60,750)
Institutional Class	(21,903)	(260,498)
From Net Investment Income and Net Realized Gains	(72,069)	(1,400,334)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,349,760	16,353,958
Service Class	122,572	670,792
Institutional Class	2,578,700	1,889,136
Shares issued in reinvestment of distributions
Investor Class	48,039	1,079,086
Service Class	2,127	60,750
Institutional Class	21,903	260,498
Shares redeemed
Investor Class	(3,644,087)	(6,636,812)
Service Class	(15,082)	(42,108)
Institutional Class	(702,988)	(889,474)
Net Increase in Net Assets Resulting from Capital Share Transactions	4,760,944	12,745,826
Total Increase in Net Assets	727,434	12,855,556
NET ASSETS:
Beginning of Period	18,175,047	5,319,491
End of Period	$18,902,481	$18,175,047
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	579,736	1,303,964
Service Class	11,164	55,720
Institutional Class	230,471	150,399
Shares issued in reinvestment of distributions
Investor Class	4,790	87,653
Service Class	211	4,908
Institutional Class	2,177	21,070
Shares redeemed
Investor Class	(325,572)	(524,835)
Service Class	(1,398)	(3,441)
Institutional Class	(63,727)	(70,911)
Net Increase	437,852	1,024,527
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$14.83	0.11	(2.00)	(1.89)	(0.10)	—	(0.10)	$12.84	(12.72%) (d)
12/31/2021	$14.77	0.35	0.90	1.25	(0.33)	(0.86)	(1.19)	$14.83	8.48%
12/31/2020	$13.77	0.47	1.02	1.49	(0.25)	(0.24)	(0.49)	$14.77	11.00%
12/31/2019	$12.72	0.27	1.63	1.90	(0.20)	(0.65)	(0.85)	$13.77	15.17%
12/31/2018	$14.12	0.33	(0.93)	(0.60)	(0.30)	(0.50)	(0.80)	$12.72	(4.42%)
12/31/2017	$13.26	0.27	1.20	1.47	(0.23)	(0.38)	(0.61)	$14.12	11.13%
Service Class
6/30/2022(Unaudited)	$14.79	0.10	(1.99)	(1.89)	(0.10)	—	(0.10)	$12.80	(12.81%) (d)
12/31/2021	$14.72	0.29	0.94	1.23	(0.30)	(0.86)	(1.16)	$14.79	8.39%
12/31/2020	$13.68	0.24	1.24	1.48	(0.20)	(0.24)	(0.44)	$14.72	11.01%
12/31/2019	$12.64	0.25	1.61	1.86	(0.17)	(0.65)	(0.82)	$13.68	14.96%
12/31/2018	$14.02	0.32	(0.92)	(0.60)	(0.28)	(0.50)	(0.78)	$12.64	(4.45%)
12/31/2017	$13.17	0.26	1.18	1.44	(0.21)	(0.38)	(0.59)	$14.02	10.98%
Institutional Class
6/30/2022(Unaudited)	$ 9.26	0.09	(1.25)	(1.16)	(0.13)	—	(0.13)	$ 7.97	(12.53%) (d)
12/31/2021	$ 9.67	0.24	0.61	0.85	(0.40)	(0.86)	(1.26)	$ 9.26	8.85%
12/31/2020	$ 9.16	0.20	0.82	1.02	(0.27)	(0.24)	(0.51)	$ 9.67	11.47%
12/31/2019	$ 8.76	0.23	1.10	1.33	(0.28)	(0.65)	(0.93)	$ 9.16	15.53%
12/31/2018	$10.01	0.30	(0.68)	(0.38)	(0.37)	(0.50)	(0.87)	$ 8.76	(4.03%)
12/31/2017	$ 9.61	0.33	0.77	1.10	(0.32)	(0.38)	(0.70)	$10.01	11.54%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$347,747	0.47% (g)	0.43% (g)	1.58% (g)	8% (d)
12/31/2021	$422,380	0.47%	0.43%	2.27%	25%
12/31/2020	$370,481	0.47%	0.43%	3.34%	24%
12/31/2019	$ 57,202	0.47%	0.43%	2.00%	17%
12/31/2018	$ 60,993	0.47%	0.44%	2.33%	43%
12/31/2017	$ 92,389	0.47%	0.44%	1.96%	22%
Service Class
06/30/2022(Unaudited)	$206,370	0.57% (g)	0.53% (g)	1.44% (g)	8% (d)
12/31/2021	$268,126	0.57%	0.53%	1.88%	25%
12/31/2020	$328,331	0.57%	0.53%	1.73%	24%
12/31/2019	$369,554	0.57%	0.53%	1.83%	17%
12/31/2018	$446,092	0.57%	0.54%	2.28%	43%
12/31/2017	$607,903	0.57%	0.54%	1.90%	22%
Institutional Class
06/30/2022(Unaudited)	$ 55,770	0.12% (g)	0.08% (g)	2.01% (g)	8% (d)
12/31/2021	$ 61,545	0.12%	0.08%	2.45%	25%
12/31/2020	$ 72,053	0.12%	0.08%	2.22%	24%
12/31/2019	$ 87,560	0.12%	0.08%	2.46%	17%
12/31/2018	$ 73,205	0.12%	0.09%	3.06%	43%
12/31/2017	$ 43,287	0.12%	0.09%	3.25%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$11.70	0.08	(1.67)	(1.59)	(0.08)	—	(0.08)	$10.03	(13.59%) (d)
12/31/2021	$11.57	0.30	0.76	1.06	(0.28)	(0.65)	(0.93)	$11.70	9.17%
12/31/2020	$10.91	0.46	0.75	1.21	(0.22)	(0.33)	(0.55)	$11.57	11.31%
12/31/2019	$10.00	0.22	1.40	1.62	(0.20)	(0.51)	(0.71)	$10.91	16.44%
12/31/2018	$11.12	0.29	(0.82)	(0.53)	(0.30)	(0.29)	(0.59)	$10.00	(4.94%)
12/31/2017	$10.28	0.45	0.82	1.27	(0.36)	(0.07)	(0.43)	$11.12	12.43%
Service Class
6/30/2022(Unaudited)	$11.81	0.07	(1.68)	(1.61)	(0.08)	—	(0.08)	$10.12	(13.67%) (d)
12/31/2021	$11.64	0.27	0.79	1.06	(0.24)	(0.65)	(0.89)	$11.81	9.12%
12/31/2020	$10.94	0.20	1.00	1.20	(0.17)	(0.33)	(0.50)	$11.64	11.21%
12/31/2019	$10.03	0.21	1.40	1.61	(0.19)	(0.51)	(0.70)	$10.94	16.24%
12/31/2018	$11.15	0.28	(0.82)	(0.54)	(0.29)	(0.29)	(0.58)	$10.03	(5.02%)
12/31/2017	$10.28	0.28	0.97	1.25	(0.31)	(0.07)	(0.38)	$11.15	12.30%
Institutional Class
6/30/2022(Unaudited)	$11.73	0.10	(1.68)	(1.58)	(0.10)	—	(0.10)	$10.05	(13.48%) (d)
12/31/2021	$11.60	0.35	0.76	1.11	(0.33)	(0.65)	(0.98)	$11.73	9.60%
12/31/2020	$10.92	0.24	1.01	1.25	(0.24)	(0.33)	(0.57)	$11.60	11.72%
12/31/2019	$10.03	0.27	1.39	1.66	(0.26)	(0.51)	(0.77)	$10.92	16.80%
12/31/2018	$11.16	0.34	(0.83)	(0.49)	(0.35)	(0.29)	(0.64)	$10.03	(4.58%)
12/31/2017	$10.28	0.29	1.02	1.31	(0.36)	(0.07)	(0.43)	$11.16	12.81%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$329,492	0.47% (g)	0.44% (g)	1.44% (g)	14% (d)
12/31/2021	$392,502	0.47%	0.44%	2.51%	26%
12/31/2020	$251,811	0.47%	0.44%	4.11%	34%
12/31/2019	$ 14,883	0.47%	0.44%	2.02%	26%
12/31/2018	$ 15,119	0.47%	0.44%	2.65%	46%
12/31/2017	$ 11,305	0.47%	0.45%	4.08%	49%
Service Class
06/30/2022(Unaudited)	$ 20,079	0.57% (g)	0.54% (g)	1.37% (g)	14% (d)
12/31/2021	$ 24,730	0.57%	0.54%	2.23%	26%
12/31/2020	$ 30,583	0.57%	0.54%	1.86%	34%
12/31/2019	$ 32,034	0.57%	0.54%	1.97%	26%
12/31/2018	$ 31,750	0.57%	0.54%	2.57%	46%
12/31/2017	$ 27,376	0.57%	0.55%	2.51%	49%
Institutional Class
06/30/2022(Unaudited)	$ 35,566	0.12% (g)	0.09% (g)	1.77% (g)	14% (d)
12/31/2021	$ 46,048	0.12%	0.09%	2.90%	26%
12/31/2020	$ 47,668	0.12%	0.09%	2.23%	34%
12/31/2019	$ 57,786	0.12%	0.09%	2.49%	26%
12/31/2018	$ 43,938	0.12%	0.09%	3.10%	46%
12/31/2017	$ 21,434	0.12%	0.10%	2.62%	49%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$15.65	0.09	(2.39)	(2.30)	(0.08)	—	(0.08)	$13.27	(14.68%) (d)
12/31/2021	$15.50	0.39	1.18	1.57	(0.35)	(1.07)	(1.42)	$15.65	10.16%
12/31/2020	$14.46	0.49	1.23	1.72	(0.27)	(0.41)	(0.68)	$15.50	12.24%
12/31/2019	$13.19	0.28	2.05	2.33	(0.22)	(0.84)	(1.06)	$14.46	18.01%
12/31/2018	$15.08	0.32	(1.15)	(0.83)	(0.30)	(0.76)	(1.06)	$13.19	(5.73%)
12/31/2017	$13.97	0.29	1.66	1.95	(0.25)	(0.59)	(0.84)	$15.08	14.14%
Service Class
6/30/2022(Unaudited)	$15.61	0.08	(2.38)	(2.30)	(0.07)	—	(0.07)	$13.24	(14.71%) (d)
12/31/2021	$15.44	0.32	1.23	1.55	(0.31)	(1.07)	(1.38)	$15.61	10.09%
12/31/2020	$14.37	0.25	1.44	1.69	(0.21)	(0.41)	(0.62)	$15.44	12.12%
12/31/2019	$13.11	0.27	2.03	2.30	(0.20)	(0.84)	(1.04)	$14.37	17.89%
12/31/2018	$14.99	0.32	(1.16)	(0.84)	(0.28)	(0.76)	(1.04)	$13.11	(5.82%)
12/31/2017	$13.90	0.29	1.63	1.92	(0.24)	(0.59)	(0.83)	$14.99	13.96%
Institutional Class
6/30/2022(Unaudited)	$ 8.20	0.07	(1.26)	(1.19)	(0.11)	—	(0.11)	$ 6.90	(14.52%) (d)
12/31/2021	$ 8.78	0.24	0.68	0.92	(0.43)	(1.07)	(1.50)	$ 8.20	10.52%
12/31/2020	$ 8.47	0.20	0.82	1.02	(0.30)	(0.41)	(0.71)	$ 8.78	12.67%
12/31/2019	$ 8.16	0.22	1.23	1.45	(0.30)	(0.84)	(1.14)	$ 8.47	18.43%
12/31/2018	$ 9.80	0.29	(0.78)	(0.49)	(0.39)	(0.76)	(1.15)	$ 8.16	(5.41%)
12/31/2017	$ 9.40	0.34	1.01	1.35	(0.36)	(0.59)	(0.95)	$ 9.80	14.56%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$ 559,488	0.47% (g)	0.44% (g)	1.32% (g)	10% (d)
12/31/2021	$ 655,221	0.47%	0.45%	2.43%	29%
12/31/2020	$ 509,178	0.47%	0.44%	3.35%	28%
12/31/2019	$ 108,828	0.47%	0.45%	1.93%	22%
12/31/2018	$ 118,244	0.47%	0.45%	2.17%	39%
12/31/2017	$ 173,780	0.47%	0.45%	1.92%	21%
Service Class
06/30/2022(Unaudited)	$ 590,808	0.57% (g)	0.54% (g)	1.17% (g)	10% (d)
12/31/2021	$ 764,922	0.57%	0.55%	2.00%	29%
12/31/2020	$ 901,294	0.57%	0.54%	1.74%	28%
12/31/2019	$1,026,060	0.57%	0.55%	1.87%	22%
12/31/2018	$1,081,687	0.57%	0.55%	2.17%	39%
12/31/2017	$1,373,819	0.57%	0.55%	1.93%	21%
Institutional Class
06/30/2022(Unaudited)	$ 181,996	0.12% (g)	0.09% (g)	1.76% (g)	10% (d)
12/31/2021	$ 188,094	0.12%	0.10%	2.66%	29%
12/31/2020	$ 198,671	0.12%	0.09%	2.40%	28%
12/31/2019	$ 212,287	0.12%	0.10%	2.48%	22%
12/31/2018	$ 157,901	0.12%	0.10%	2.97%	39%
12/31/2017	$ 105,501	0.12%	0.10%	3.42%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$12.22	0.07	(2.00)	(1.93)	(0.07)	—	(0.07)	$10.22	(15.83%) (d)
12/31/2021	$11.94	0.35	1.03	1.38	(0.32)	(0.78)	(1.10)	$12.22	11.60%
12/31/2020	$11.24	0.53	0.84	1.37	(0.22)	(0.45)	(0.67)	$11.94	12.61%
12/31/2019	$10.13	0.23	1.75	1.98	(0.21)	(0.66)	(0.87)	$11.24	20.00%
12/31/2018	$11.61	0.28	(1.04)	(0.76)	(0.30)	(0.42)	(0.72)	$10.13	(6.74%)
12/31/2017	$10.40	0.35	1.32	1.67	(0.36)	(0.10)	(0.46)	$11.61	16.18%
Service Class
6/30/2022(Unaudited)	$12.34	0.06	(2.02)	(1.96)	(0.06)	—	(0.06)	$10.32	(15.88%) (d)
12/31/2021	$12.02	0.30	1.08	1.38	(0.28)	(0.78)	(1.06)	$12.34	11.54%
12/31/2020	$11.28	0.22	1.15	1.37	(0.18)	(0.45)	(0.63)	$12.02	12.50%
12/31/2019	$10.15	0.22	1.76	1.98	(0.19)	(0.66)	(0.85)	$11.28	19.84%
12/31/2018	$11.64	0.27	(1.05)	(0.78)	(0.29)	(0.42)	(0.71)	$10.15	(6.82%)
12/31/2017	$10.40	0.30	1.37	1.67	(0.33)	(0.10)	(0.43)	$11.64	16.13%
Institutional Class
6/30/2022(Unaudited)	$12.26	0.08	(1.99)	(1.91)	(0.09)	—	(0.09)	$10.26	(15.63%) (d)
12/31/2021	$11.98	0.38	1.05	1.43	(0.37)	(0.78)	(1.15)	$12.26	12.00%
12/31/2020	$11.26	0.24	1.17	1.41	(0.24)	(0.45)	(0.69)	$11.98	12.99%
12/31/2019	$10.15	0.28	1.76	2.04	(0.27)	(0.66)	(0.93)	$11.26	20.52%
12/31/2018	$11.64	0.33	(1.05)	(0.72)	(0.35)	(0.42)	(0.77)	$10.15	(6.43%)
12/31/2017	$10.40	0.32	1.40	1.72	(0.38)	(0.10)	(0.48)	$11.64	16.60%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$320,011	0.47% (g)	0.45% (g)	1.17% (g)	12% (d)
12/31/2021	$368,130	0.47%	0.45%	2.75%	25%
12/31/2020	$227,945	0.47%	0.45%	4.60%	35%
12/31/2019	$ 10,577	0.47%	0.45%	2.09%	23%
12/31/2018	$ 8,157	0.47%	0.46%	2.45%	40%
12/31/2017	$ 6,011	0.47%	0.46%	3.09%	35%
Service Class
06/30/2022(Unaudited)	$ 40,691	0.57% (g)	0.55% (g)	1.08% (g)	12% (d)
12/31/2021	$ 46,395	0.57%	0.55%	2.39%	25%
12/31/2020	$ 46,337	0.57%	0.55%	2.01%	35%
12/31/2019	$ 45,451	0.57%	0.55%	1.93%	23%
12/31/2018	$ 39,959	0.57%	0.56%	2.38%	40%
12/31/2017	$ 31,962	0.57%	0.56%	2.61%	35%
Institutional Class
06/30/2022(Unaudited)	$ 64,260	0.12% (g)	0.10% (g)	1.50% (g)	12% (d)
12/31/2021	$ 76,991	0.12%	0.10%	3.03%	25%
12/31/2020	$ 66,143	0.12%	0.10%	2.16%	35%
12/31/2019	$ 78,245	0.12%	0.10%	2.52%	23%
12/31/2018	$ 49,277	0.12%	0.11%	2.81%	40%
12/31/2017	$ 24,430	0.12%	0.11%	2.84%	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$15.70	0.07	(2.76)	(2.69)	(0.06)	—	(0.06)	$12.95	(17.16%) (d)
12/31/2021	$15.17	0.46	1.57	2.03	(0.37)	(1.13)	(1.50)	$15.70	13.46%
12/31/2020	$14.18	0.48	1.33	1.81	(0.25)	(0.57)	(0.82)	$15.17	13.30%
12/31/2019	$12.71	0.25	2.51	2.76	(0.20)	(1.09)	(1.29)	$14.18	22.17%
12/31/2018	$15.26	0.29	(1.44)	(1.15)	(0.26)	(1.14)	(1.40)	$12.71	(7.87%)
12/31/2017	$13.75	0.27	2.22	2.49	(0.26)	(0.72)	(0.98)	$15.26	18.36%
Service Class
6/30/2022(Unaudited)	$15.46	0.06	(2.72)	(2.66)	(0.05)	—	(0.05)	$12.75	(17.22%) (d)
12/31/2021	$14.94	0.36	1.62	1.98	(0.33)	(1.13)	(1.46)	$15.46	13.34%
12/31/2020	$13.93	0.24	1.54	1.78	(0.20)	(0.57)	(0.77)	$14.94	13.29%
12/31/2019	$12.50	0.24	2.47	2.71	(0.19)	(1.09)	(1.28)	$13.93	22.09%
12/31/2018	$15.03	0.28	(1.42)	(1.14)	(0.25)	(1.14)	(1.39)	$12.50	(7.95%)
12/31/2017	$13.57	0.27	2.16	2.43	(0.25)	(0.72)	(0.97)	$15.03	18.13%
Institutional Class
6/30/2022(Unaudited)	$ 7.92	0.05	(1.40)	(1.35)	(0.08)	—	(0.08)	$ 6.49	(17.01%) (d)
12/31/2021	$ 8.36	0.24	0.90	1.14	(0.45)	(1.13)	(1.58)	$ 7.92	13.83%
12/31/2020	$ 8.17	0.18	0.87	1.05	(0.29)	(0.57)	(0.86)	$ 8.36	13.84%
12/31/2019	$ 7.85	0.20	1.50	1.70	(0.29)	(1.09)	(1.38)	$ 8.17	22.58%
12/31/2018	$10.05	0.27	(0.97)	(0.70)	(0.36)	(1.14)	(1.50)	$ 7.85	(7.56%)
12/31/2017	$ 9.41	0.37	1.36	1.73	(0.37)	(0.72)	(1.09)	$10.05	18.69%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$ 468,525	0.47% (g)	0.46% (g)	1.00% (g)	9% (d)
12/31/2021	$ 549,911	0.47%	0.46%	2.84%	29%
12/31/2020	$ 423,605	0.47%	0.46%	3.40%	24%
12/31/2019	$ 98,420	0.47%	0.46%	1.80%	23%
12/31/2018	$ 105,406	0.47%	0.46%	1.89%	37%
12/31/2017	$ 162,090	0.47%	0.46%	1.82%	22%
Service Class
06/30/2022(Unaudited)	$ 644,826	0.57% (g)	0.56% (g)	0.82% (g)	9% (d)
12/31/2021	$ 848,269	0.57%	0.56%	2.26%	29%
12/31/2020	$ 934,399	0.57%	0.56%	1.78%	24%
12/31/2019	$ 984,866	0.57%	0.56%	1.76%	23%
12/31/2018	$ 978,371	0.57%	0.56%	1.90%	37%
12/31/2017	$1,248,639	0.57%	0.56%	1.85%	22%
Institutional Class
06/30/2022(Unaudited)	$ 194,326	0.12% (g)	0.11% (g)	1.37% (g)	9% (d)
12/31/2021	$ 209,808	0.12%	0.11%	2.77%	29%
12/31/2020	$ 206,898	0.12%	0.11%	2.28%	24%
12/31/2019	$ 202,044	0.12%	0.11%	2.41%	23%
12/31/2018	$ 143,007	0.12%	0.11%	2.74%	37%
12/31/2017	$ 90,164	0.12%	0.11%	3.64%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$12.40	0.05	(2.31)	(2.26)	(0.05)	—	(0.05)	$10.09	(18.26%) (d)
12/31/2021	$11.89	0.40	1.39	1.79	(0.36)	(0.92)	(1.28)	$12.40	15.11%
12/31/2020	$11.19	0.57	0.88	1.45	(0.21)	(0.54)	(0.75)	$11.89	13.60%
12/31/2019	$ 9.91	0.23	2.08	2.31	(0.21)	(0.82)	(1.03)	$11.19	23.83%
12/31/2018	$11.68	0.24	(1.23)	(0.99)	(0.32)	(0.46)	(0.78)	$ 9.91	(8.76%)
12/31/2017	$10.45	0.16	1.86	2.02	(0.51)	(0.28)	(0.79)	$11.68	19.53%
Service Class
6/30/2022(Unaudited)	$12.53	0.04	(2.34)	(2.30)	(0.04)	—	(0.04)	$10.19	(18.36%) (d)
12/31/2021	$11.98	0.35	1.44	1.79	(0.32)	(0.92)	(1.24)	$12.53	14.97%
12/31/2020	$11.24	0.22	1.23	1.45	(0.17)	(0.54)	(0.71)	$11.98	13.53%
12/31/2019	$ 9.94	0.21	2.10	2.31	(0.19)	(0.82)	(1.01)	$11.24	23.63%
12/31/2018	$11.72	0.25	(1.27)	(1.02)	(0.30)	(0.46)	(0.76)	$ 9.94	(8.85%)
12/31/2017	$10.44	0.30	1.71	2.01	(0.45)	(0.28)	(0.73)	$11.72	19.34%
Institutional Class
6/30/2022(Unaudited)	$12.51	0.06	(2.33)	(2.27)	(0.06)	—	(0.06)	$10.18	(18.12%) (d)
12/31/2021	$11.99	0.42	1.43	1.85	(0.41)	(0.92)	(1.33)	$12.51	15.52%
12/31/2020	$11.26	0.23	1.27	1.50	(0.23)	(0.54)	(0.77)	$11.99	14.01%
12/31/2019	$ 9.97	0.27	2.10	2.37	(0.26)	(0.82)	(1.08)	$11.26	24.18%
12/31/2018	$11.74	0.31	(1.28)	(0.97)	(0.34)	(0.46)	(0.80)	$ 9.97	(8.40%)
12/31/2017	$10.46	0.33	1.72	2.05	(0.49)	(0.28)	(0.77)	$11.74	19.78%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$225,988	0.47% (g)	0.47% (g)	0.82% (g)	10% (d)
12/31/2021	$260,810	0.47%	0.46%	3.12%	24%
12/31/2020	$156,385	0.47%	0.46%	5.03%	30%
12/31/2019	$ 5,112	0.47%	0.46%	2.13%	22%
12/31/2018	$ 3,638	0.47%	0.46%	2.05%	36%
12/31/2017	$ 3,616	0.47%	0.46%	1.40%	60%
Service Class
06/30/2022(Unaudited)	$ 32,192	0.57% (g)	0.57% (g)	0.74% (g)	10% (d)
12/31/2021	$ 38,173	0.57%	0.56%	2.66%	24%
12/31/2020	$ 40,091	0.57%	0.56%	2.05%	30%
12/31/2019	$ 36,469	0.57%	0.56%	1.90%	22%
12/31/2018	$ 27,649	0.57%	0.56%	2.18%	36%
12/31/2017	$ 20,851	0.57%	0.57%	2.61%	60%
Institutional Class
06/30/2022(Unaudited)	$ 46,504	0.12% (g)	0.12% (g)	1.13% (g)	10% (d)
12/31/2021	$ 58,214	0.12%	0.11%	3.22%	24%
12/31/2020	$ 47,103	0.12%	0.11%	2.18%	30%
12/31/2019	$ 49,238	0.12%	0.11%	2.39%	22%
12/31/2018	$ 31,825	0.12%	0.11%	2.63%	36%
12/31/2017	$ 12,975	0.12%	0.11%	2.82%	60%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$15.97	0.05	(3.08)	(3.03)	(0.04)	—	(0.04)	$12.90	(18.98%) (d)
12/31/2021	$15.17	0.53	1.89	2.42	(0.41)	(1.21)	(1.62)	$15.97	16.02%
12/31/2020	$14.16	0.53	1.35	1.88	(0.24)	(0.63)	(0.87)	$15.17	13.89%
12/31/2019	$12.58	0.22	2.80	3.02	(0.19)	(1.25)	(1.44)	$14.16	24.59%
12/31/2018	$15.38	0.27	(1.64)	(1.37)	(0.24)	(1.19)	(1.43)	$12.58	(9.36%)
12/31/2017	$13.60	0.25	2.50	2.75	(0.25)	(0.72)	(0.97)	$15.38	20.43%
Service Class
6/30/2022(Unaudited)	$15.26	0.04	(2.95)	(2.91)	(0.03)	—	(0.03)	$12.32	(19.06%) (d)
12/31/2021	$14.54	0.39	1.91	2.30	(0.37)	(1.21)	(1.58)	$15.26	15.91%
12/31/2020	$13.57	0.22	1.57	1.79	(0.19)	(0.63)	(0.82)	$14.54	13.81%
12/31/2019	$12.11	0.23	2.66	2.89	(0.18)	(1.25)	(1.43)	$13.57	24.51%
12/31/2018	$14.86	0.26	(1.59)	(1.33)	(0.23)	(1.19)	(1.42)	$12.11	(9.43%)
12/31/2017	$13.18	0.26	2.38	2.64	(0.24)	(0.72)	(0.96)	$14.86	20.27%
Institutional Class
6/30/2022(Unaudited)	$ 8.19	0.04	(1.58)	(1.54)	(0.07)	—	(0.07)	$ 6.58	(18.86%) (d)
12/31/2021	$ 8.51	0.28	1.10	1.38	(0.49)	(1.21)	(1.70)	$ 8.19	16.39%
12/31/2020	$ 8.32	0.19	0.91	1.10	(0.28)	(0.63)	(0.91)	$ 8.51	14.33%
12/31/2019	$ 7.95	0.21	1.69	1.90	(0.28)	(1.25)	(1.53)	$ 8.32	25.14%
12/31/2018	$10.33	0.27	(1.12)	(0.85)	(0.34)	(1.19)	(1.53)	$ 7.95	(9.01%)
12/31/2017	$ 9.47	0.40	1.54	1.94	(0.36)	(0.72)	(1.08)	$10.33	20.76%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$294,815	0.47% (g)	0.47% (g)	0.74% (g)	9% (d)
12/31/2021	$324,585	0.47%	0.47%	3.19%	29%
12/31/2020	$225,206	0.47%	0.46%	3.78%	23%
12/31/2019	$ 44,077	0.47%	0.46%	1.59%	24%
12/31/2018	$ 52,347	0.47%	0.46%	1.74%	33%
12/31/2017	$ 82,795	0.47%	0.46%	1.68%	22%
Service Class
06/30/2022(Unaudited)	$425,899	0.57% (g)	0.57% (g)	0.55% (g)	9% (d)
12/31/2021	$572,549	0.57%	0.57%	2.50%	29%
12/31/2020	$589,841	0.57%	0.56%	1.69%	23%
12/31/2019	$606,808	0.57%	0.56%	1.70%	24%
12/31/2018	$581,048	0.57%	0.56%	1.74%	33%
12/31/2017	$733,375	0.57%	0.56%	1.82%	22%
Institutional Class
06/30/2022(Unaudited)	$132,438	0.12% (g)	0.12% (g)	1.07% (g)	9% (d)
12/31/2021	$151,185	0.12%	0.12%	3.11%	29%
12/31/2020	$147,820	0.12%	0.11%	2.39%	23%
12/31/2019	$129,174	0.12%	0.11%	2.40%	24%
12/31/2018	$ 87,290	0.12%	0.11%	2.64%	33%
12/31/2017	$ 57,098	0.12%	0.11%	3.82%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$12.96	0.04	(2.53)	(2.49)	(0.04)	—	(0.04)	$10.43	(19.22%) (d)
12/31/2021	$12.37	0.47	1.52	1.99	(0.40)	(1.00)	(1.40)	$12.96	16.15%
12/31/2020	$11.62	0.59	0.95	1.54	(0.22)	(0.57)	(0.79)	$12.37	13.96%
12/31/2019	$10.20	0.24	2.23	2.47	(0.21)	(0.84)	(1.05)	$11.62	24.82%
12/31/2018	$12.14	0.30	(1.42)	(1.12)	(0.32)	(0.50)	(0.82)	$10.20	(9.54%)
12/31/2017	$10.50	0.25	1.90	2.15	(0.39)	(0.12)	(0.51)	$12.14	20.59%
Service Class
6/30/2022(Unaudited)	$13.08	0.03	(2.56)	(2.53)	(0.03)	—	(0.03)	$10.52	(19.33%) (d)
12/31/2021	$12.44	0.37	1.62	1.99	(0.35)	(1.00)	(1.35)	$13.08	16.06%
12/31/2020	$11.66	0.21	1.32	1.53	(0.18)	(0.57)	(0.75)	$12.44	13.79%
12/31/2019	$10.22	0.22	2.25	2.47	(0.19)	(0.84)	(1.03)	$11.66	24.80%
12/31/2018	$12.17	0.26	(1.41)	(1.15)	(0.30)	(0.50)	(0.80)	$10.22	(9.70%)
12/31/2017	$10.50	0.35	1.81	2.16	(0.37)	(0.12)	(0.49)	$12.17	20.67%
Institutional Class
6/30/2022(Unaudited)	$13.03	0.06	(2.55)	(2.49)	(0.06)	—	(0.06)	$10.48	(19.15%) (d)
12/31/2021	$12.43	0.47	1.58	2.05	(0.45)	(1.00)	(1.45)	$13.03	16.56%
12/31/2020	$11.66	0.24	1.34	1.58	(0.24)	(0.57)	(0.81)	$12.43	14.30%
12/31/2019	$10.24	0.29	2.24	2.53	(0.27)	(0.84)	(1.11)	$11.66	25.28%
12/31/2018	$12.19	0.32	(1.41)	(1.09)	(0.36)	(0.50)	(0.86)	$10.24	(9.21%)
12/31/2017	$10.51	0.34	1.87	2.21	(0.41)	(0.12)	(0.53)	$12.19	21.16%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$121,022	0.47% (g)	0.47% (g)	0.72% (g)	7% (d)
12/31/2021	$123,992	0.47%	0.47%	3.45%	24%
12/31/2020	$ 61,877	0.47%	0.46%	5.04%	31%
12/31/2019	$ 3,124	0.47%	0.46%	2.07%	21%
12/31/2018	$ 2,166	0.47%	0.47%	2.49%	33%
12/31/2017	$ 1,304	0.47%	0.46%	2.15%	35%
Service Class
06/30/2022(Unaudited)	$ 28,975	0.57% (g)	0.57% (g)	0.57% (g)	7% (d)
12/31/2021	$ 33,950	0.57%	0.57%	2.72%	24%
12/31/2020	$ 34,760	0.57%	0.56%	1.93%	31%
12/31/2019	$ 29,274	0.57%	0.56%	1.91%	21%
12/31/2018	$ 20,800	0.57%	0.57%	2.14%	33%
12/31/2017	$ 14,786	0.57%	0.57%	2.99%	35%
Institutional Class
06/30/2022(Unaudited)	$ 35,652	0.12% (g)	0.12% (g)	0.96% (g)	7% (d)
12/31/2021	$ 43,569	0.12%	0.12%	3.47%	24%
12/31/2020	$ 35,250	0.12%	0.11%	2.17%	31%
12/31/2019	$ 32,461	0.12%	0.11%	2.52%	21%
12/31/2018	$ 17,395	0.12%	0.12%	2.61%	33%
12/31/2017	$ 8,929	0.12%	0.12%	2.88%	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$19.79	0.06	(3.90)	(3.84)	(0.03)	—	(0.03)	$15.92	(19.40%) (d)
12/31/2021	$18.56	0.69	2.29	2.98	(0.43)	(1.32)	(1.75)	$19.79	16.10%
12/31/2020	$17.21	0.57	1.73	2.30	(0.24)	(0.71)	(0.95)	$18.56	13.96%
12/31/2019	$15.10	0.28	3.41	3.69	(0.20)	(1.38)	(1.58)	$17.21	24.70%
12/31/2018	$18.35	0.32	(2.08)	(1.76)	(0.26)	(1.23)	(1.49)	$15.10	(9.75%)
12/31/2017	$16.04	0.30	3.01	3.31	(0.29)	(0.71)	(1.00)	$18.35	20.80%
Service Class
6/30/2022(Unaudited)	$19.08	0.04	(3.74)	(3.70)	(0.02)	—	(0.02)	$15.36	(19.40%) (d)
12/31/2021	$17.93	0.50	2.36	2.86	(0.39)	(1.32)	(1.71)	$19.08	15.94%
12/31/2020	$16.63	0.28	1.92	2.20	(0.19)	(0.71)	(0.90)	$17.93	13.81%
12/31/2019	$14.68	0.29	3.24	3.53	(0.20)	(1.38)	(1.58)	$16.63	24.70%
12/31/2018	$17.83	0.31	(1.98)	(1.67)	(0.25)	(1.23)	(1.48)	$14.68	(9.82%)
12/31/2017	$15.62	0.32	2.88	3.20	(0.28)	(0.71)	(0.99)	$17.83	20.67%
Institutional Class
6/30/2022(Unaudited)	$ 7.24	0.03	(1.43)	(1.40)	(0.06)	—	(0.06)	$ 5.78	(19.31%) (d)
12/31/2021	$ 7.81	0.26	1.03	1.29	(0.54)	(1.32)	(1.86)	$ 7.24	16.54%
12/31/2020	$ 7.81	0.17	0.84	1.01	(0.30)	(0.71)	(1.01)	$ 7.81	14.33%
12/31/2019	$ 7.68	0.21	1.62	1.83	(0.32)	(1.38)	(1.70)	$ 7.81	25.19%
12/31/2018	$10.17	0.27	(1.14)	(0.87)	(0.39)	(1.23)	(1.62)	$ 7.68	(9.43%)
12/31/2017	$ 9.34	0.44	1.51	1.95	(0.41)	(0.71)	(1.12)	$10.17	21.24%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$ 81,962	0.47% (g)	0.46% (g)	0.68% (g)	9% (d)
12/31/2021	$ 85,259	0.47%	0.47%	3.39%	32%
12/31/2020	$ 55,218	0.47%	0.46%	3.38%	28%
12/31/2019	$ 18,634	0.47%	0.46%	1.65%	26%
12/31/2018	$ 20,048	0.47%	0.46%	1.74%	36%
12/31/2017	$ 38,953	0.47%	0.46%	1.71%	25%
Service Class
06/30/2022(Unaudited)	$236,716	0.56% (g)	0.56% (g)	0.47% (g)	9% (d)
12/31/2021	$309,711	0.57%	0.57%	2.58%	32%
12/31/2020	$303,106	0.57%	0.56%	1.75%	28%
12/31/2019	$289,415	0.57%	0.56%	1.78%	26%
12/31/2018	$248,803	0.57%	0.56%	1.77%	36%
12/31/2017	$287,723	0.57%	0.56%	1.86%	25%
Institutional Class
06/30/2022(Unaudited)	$ 89,839	0.12% (g)	0.12% (g)	0.99% (g)	9% (d)
12/31/2021	$100,392	0.12%	0.12%	3.06%	32%
12/31/2020	$ 96,602	0.12%	0.11%	2.34%	28%
12/31/2019	$ 75,956	0.12%	0.11%	2.52%	26%
12/31/2018	$ 46,123	0.12%	0.11%	2.78%	36%
12/31/2017	$ 26,985	0.12%	0.11%	4.30%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$12.19	0.04	(2.40)	(2.36)	(0.03)	—	(0.03)	$ 9.80	(19.33%) (d)
12/31/2021	$11.42	0.51	1.30	1.81	(0.44)	(0.60)	(1.04)	$12.19	15.89%
12/31/2020	$10.58	0.55	0.89	1.44	(0.31)	(0.29)	(0.60)	$11.42	13.93%
12/31/2019 (e)	$10.00	0.43	0.42	0.85	(0.23)	(0.04)	(0.27)	$10.58	8.56% (d)
Service Class
6/30/2022(Unaudited)	$12.25	0.03	(2.40)	(2.37)	(0.03)	—	(0.03)	$ 9.85	(19.37%) (d)
12/31/2021	$11.46	0.52	1.28	1.80	(0.41)	(0.60)	(1.01)	$12.25	15.69%
12/31/2020	$10.59	0.72	0.72	1.44	(0.28)	(0.29)	(0.57)	$11.46	13.90%
12/31/2019 (e)	$10.00	0.30	0.56	0.86	(0.23)	(0.04)	(0.27)	$10.59	8.58% (d)
Institutional Class
6/30/2022(Unaudited)	$12.23	0.05	(2.40)	(2.35)	(0.05)	—	(0.05)	$ 9.83	(19.21%) (d)
12/31/2021	$11.46	0.50	1.36	1.86	(0.49)	(0.60)	(1.09)	$12.23	16.26%
12/31/2020	$10.59	0.75	0.74	1.49	(0.33)	(0.29)	(0.62)	$11.46	14.40%
12/31/2019 (e)	$10.00	0.38	0.50	0.88	(0.25)	(0.04)	(0.29)	$10.59	8.80% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2022(Unaudited)	$13,889	0.47% (h)	0.47% (h)	0.69% (h)	17% (d)
12/31/2021	$14,125	0.47%	0.47%	4.02%	46%
12/31/2020	$ 3,333	0.47%	0.46%	4.99%	116%
12/31/2019 (e)	$ 45	0.47% (h)	0.46% (h)	6.20% (h)	243% (d)
Service Class
06/30/2022(Unaudited)	$ 746	0.58% (h)	0.57% (h)	0.55% (h)	17% (d)
12/31/2021	$ 805	0.57%	0.57%	4.12%	46%
12/31/2020	$ 98	0.57%	0.54%	7.14%	116%
12/31/2019 (e)	$ 23	0.57% (h)	0.48% (h)	4.34% (h)	243% (d)
Institutional Class
06/30/2022(Unaudited)	$ 4,268	0.12% (h)	0.12% (h)	1.14% (h)	17% (d)
12/31/2021	$ 3,245	0.12%	0.12%	3.97%	46%
12/31/2020	$ 1,888	0.12%	0.11%	7.02%	116%
12/31/2019 (e)	$ 34	0.12% (h)	0.11% (h)	5.03% (h)	243% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on May 1, 2019.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime 2045 Fund, the Great-West Lifetime 2050 Fund, the Great-West Lifetime 2055 Fund and the Great-West Lifetime 2060 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime 2015 Fund and Great-West Lifetime 2020 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, and to plan sponsors of qualified retirement plans.
The Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime 2055 Fund and the Great-West Lifetime 2060 each offer three share classes, referred to as Investor Class, Service Class and Institutional Class shares. Class L shares were previously offered in the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund and Great-West Lifetime 2055 Fund but were redesignated into Service Class shares on April 22, 2022. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Semi-Annual Report - June 30, 2022

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Semi-Annual Report - June 30, 2022

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Lifetime 2015 Fund	$683,254,290	$14,958,457	$(88,106,229)	$(73,147,772)
Great-West Lifetime 2020 Fund	452,719,459	3,795,862	(71,246,355)	(67,450,493)
Great-West Lifetime 2025 Fund	1,528,380,983	30,521,497	(226,116,407)	(195,594,910)
Great-West Lifetime 2030 Fund	508,902,393	4,818,135	(88,612,244)	(83,794,109)
Great-West Lifetime 2035 Fund	1,529,049,182	26,371,243	(247,242,112)	(220,870,869)
Great-West Lifetime 2040 Fund	373,141,835	3,445,890	(71,795,058)	(68,349,168)
Great-West Lifetime 2045 Fund	1,024,237,373	13,964,567	(184,716,635)	(170,752,068)
Great-West Lifetime 2050 Fund	228,210,448	1,754,325	(44,250,768)	(42,496,443)
Great-West Lifetime 2055 Fund	496,509,456	6,377,707	(94,214,939)	(87,837,232)
Great-West Lifetime 2060 Fund	23,825,137	5,809	(4,922,335)	(4,916,526)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class. Class L shares of the Great-West Lifetime 2015-2055 Funds were redesignated into Service Class shares on April 22, 2022.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. Class L shares of the Great-West Lifetime 2015-2055 Funds were redesignated into Service Class shares on April 22, 2022.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the period ended June 30, 2022.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Semi-Annual Report - June 30, 2022

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2022, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	7,234,240	$ 75,918,732	$4,258,673	$ 9,807,667	$ (728,391)	$ (7,721,216)	$ 668,671	$ 62,648,522	10.27%
Great-West Core Bond Fund Institutional Class	3,498,421	37,255,881	2,099,132	4,393,772	(245,662)	(4,280,092)	297,904	30,681,149	5.03
Great-West Global Bond Fund Institutional Class	4,542,880	41,184,223	2,198,574	3,868,131	(277,975)	(5,715,640)	273,899	33,799,026	5.54
Great-West High Yield Bond Fund Institutional Class	2,320,937	25,572,942	898,173	2,098,744	13,753	(3,785,658)	230,010	20,586,713	3.38
Great-West Inflation-Protected Securities Fund Institutional Class	8,635,139	102,348,662	5,307,320	16,047,460	414,101	(8,365,786)	2,266,080	83,242,736	13.65
Great-West Multi-Sector Bond Fund Institutional Class	3,087,552	31,222,996	1,578,333	3,805,534	(240,715)	(3,554,366)	524,059	25,441,429	4.17
Great-West Short Duration Bond Fund Institutional Class	3,327,680	38,092,212	1,440,745	6,708,823	(199,474)	(1,677,044)	245,823	31,147,090	5.11
					(1,264,363)	(35,099,802)	4,506,446	287,546,665	47.15
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	170,011	2,730,577	288,688	255,359	89,058	(587,763)	11,387	2,176,143	0.36
Great-West Emerging Markets Equity Fund Institutional Class	894,692	9,331,897	1,039,541	1,120,680	122,672	(1,824,819)	-	7,425,939	1.22
Great-West International Growth Fund Institutional Class	1,588,635	15,448,912	2,843,517	580,542	73,951	(5,304,645)	-	12,407,242	2.03
Great-West International Index Fund Institutional Class	3,073,230	34,107,200	2,678,321	3,107,988	(106,547)	(6,202,854)	-	27,474,679	4.51
Great-West International Value Fund Institutional Class	2,028,556	18,735,963	1,284,061	1,178,274	294,614	(3,749,290)	-	15,092,460	2.47
Great-West Large Cap Growth Fund Institutional Class	2,716,416	27,705,436	3,557,059	2,053,593	(179,752)	(6,961,454)	25,143	22,247,448	3.65
Great-West Large Cap Value Fund Institutional Class	3,530,493	31,613,652	2,014,507	4,199,538	1,105,585	(3,973,766)	338,722	25,454,855	4.17
Great-West Mid Cap Value Fund Institutional Class	1,179,906	10,907,763	1,013,795	1,705,082	33,470	(1,532,366)	46,549	8,684,110	1.42
Great-West Real Estate Index Fund Institutional Class	804,531	8,686,424	1,286,011	637,485	524,613	(2,359,665)	103,754	6,975,285	1.14
Great-West S&P 500® Index Fund Institutional Class	6,104,362	59,290,115	6,255,600	5,443,633	162,869	(12,365,973)	725,919	47,736,109	7.83
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,585,708	25,601,616	2,622,988	2,797,076	109,491	(5,052,154)	196,731	20,375,374	3.34
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,406,002	11,629,673	1,153,735	867,653	401,239	(2,593,962)	76,561	9,321,793	1.53
Great-West Small Cap Growth Fund Institutional Class	91,933	1,064,830	154,415	70,698	7,370	(294,489)	-	854,058	0.14
Great-West Small Cap Value Fund Institutional Class	724,046	6,318,891	554,763	605,529	232,537	(1,243,247)	27,640	5,024,878	0.82

Semi-Annual Report - June 30, 2022

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,481,717	$ 11,889,639	$1,431,790	$ 658,328	$ 51,234	$ (3,120,847)	$ -	$ 9,542,254	1.56%
					2,922,404	(57,167,294)	1,552,406	220,792,627	36.19
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	72,498,773	88,828,959	2,172,967	19,014,607	-	-	511,454	72,498,773	11.89
					0	0	511,454	72,498,773	11.89
				Total	$ 1,658,041	$(92,267,096)	$6,570,306	$580,838,065	95.23%
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	4,834,101	$49,217,159	$6,874,181	$ 9,424,085	$ (867,767)	$ (4,803,944)	$ 450,070	$ 41,863,311	10.87%
Great-West Core Bond Fund Institutional Class	2,340,044	24,169,497	3,315,384	4,223,555	(299,467)	(2,739,141)	200,242	20,522,185	5.33
Great-West Global Bond Fund Institutional Class	2,837,888	24,895,602	2,996,619	3,397,239	(379,172)	(3,381,098)	171,040	21,113,884	5.48
Great-West High Yield Bond Fund Institutional Class	1,533,437	16,252,041	1,597,320	1,691,244	91,647	(2,556,532)	150,476	13,601,585	3.53
Great-West Inflation-Protected Securities Fund Institutional Class	4,279,216	48,969,545	6,025,425	9,468,159	380,267	(4,275,163)	1,112,791	41,251,648	10.71
Great-West Multi-Sector Bond Fund Institutional Class	2,069,020	20,216,825	2,368,775	3,158,847	(155,772)	(2,378,025)	348,711	17,048,728	4.43
Great-West Short Duration Bond Fund Institutional Class	1,703,661	18,852,841	1,759,537	3,843,399	(138,900)	(822,714)	126,323	15,946,265	4.14
					(1,369,164)	(20,956,617)	2,559,653	171,347,606	44.49
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	116,595	1,846,685	294,495	238,780	69,093	(409,983)	7,774	1,492,417	0.39
Great-West Emerging Markets Equity Fund Institutional Class	694,676	7,021,413	1,149,233	1,006,066	99,284	(1,398,765)	-	5,765,815	1.50
Great-West International Growth Fund Institutional Class	1,161,958	11,125,871	3,046,569	1,059,652	196,865	(4,037,899)	-	9,074,889	2.36
Great-West International Index Fund Institutional Class	2,252,097	24,443,877	3,237,180	2,737,354	213,876	(4,809,953)	-	20,133,750	5.23
Great-West International Value Fund Institutional Class	1,488,784	13,416,891	1,657,921	1,301,049	168,624	(2,697,211)	-	11,076,552	2.88
Great-West Large Cap Growth Fund Institutional Class	1,867,165	18,857,641	3,608,847	2,390,008	(149,780)	(4,784,400)	17,246	15,292,080	3.97
Great-West Large Cap Value Fund Institutional Class	2,461,036	21,622,875	1,808,863	3,229,999	466,295	(2,457,669)	234,908	17,744,070	4.61
Great-West Mid Cap Value Fund Institutional Class	824,161	7,634,195	829,043	1,263,231	95,098	(1,134,179)	32,412	6,065,828	1.57
Great-West Real Estate Index Fund Institutional Class	513,514	5,462,673	1,070,896	537,722	371,154	(1,543,682)	65,400	4,452,165	1.15

Semi-Annual Report - June 30, 2022

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	4,215,892	$40,421,832	$6,139,623	$ 5,543,804	$ (384,963)	$ (8,049,378)	$ 500,500	$ 32,968,273	8.56%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,796,759	17,592,497	2,691,172	2,374,506	352,385	(3,750,701)	136,154	14,158,462	3.68
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,082,445	8,874,815	1,310,808	883,128	455,408	(2,125,887)	58,585	7,176,608	1.86
Great-West Small Cap Growth Fund Institutional Class	70,626	812,667	188,885	91,762	33,900	(253,675)	-	656,115	0.17
Great-West Small Cap Value Fund Institutional Class	554,268	4,784,579	644,925	539,328	277,988	(1,043,560)	20,986	3,846,616	1.00
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,019,133	8,103,642	1,670,349	1,246,952	(144,850)	(1,963,823)	-	6,563,216	1.70
					2,120,377	(40,460,765)	1,073,965	156,466,856	40.63
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	37,150,481	43,954,434	2,994,123	10,059,039	-	-	260,963	37,150,481	9.64
					0	0	260,963	37,150,481	9.64
				Total	$ 751,213	$(61,417,382)	$3,894,581	$364,964,943	94.76%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	16,811,643	$171,553,228	$15,504,686	$23,711,469	$(1,977,739)	$ (17,757,613)	$ 1,559,899	$ 145,588,832	10.93%
Great-West Core Bond Fund Institutional Class	8,138,154	84,489,226	7,528,150	10,837,038	(778,689)	(9,808,728)	695,349	71,371,610	5.36
Great-West Global Bond Fund Institutional Class	9,295,983	81,984,077	6,987,267	8,215,008	(786,625)	(11,594,223)	560,562	69,162,113	5.19
Great-West High Yield Bond Fund Institutional Class	5,157,409	55,499,208	3,488,715	4,878,126	(55,806)	(8,363,577)	510,348	45,746,220	3.43
Great-West Inflation-Protected Securities Fund Institutional Class	10,799,036	125,312,067	10,008,120	20,702,458	567,853	(10,515,022)	2,832,747	104,102,707	7.81
Great-West Multi-Sector Bond Fund Institutional Class	7,112,621	70,420,094	5,618,483	9,395,641	(767,450)	(8,034,942)	1,207,133	58,607,994	4.40
Great-West Short Duration Bond Fund Institutional Class	4,513,354	50,427,897	3,259,427	9,121,625	(242,272)	(2,320,704)	335,445	42,244,995	3.17
					(4,040,728)	(68,394,809)	7,701,483	536,824,471	40.29
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	456,485	7,144,481	771,237	503,356	213,831	(1,569,359)	30,350	5,843,003	0.44
Great-West Emerging Markets Equity Fund Institutional Class	2,954,197	30,151,630	3,752,905	3,493,283	181,071	(5,891,415)	-	24,519,837	1.84
Great-West International Growth Fund Institutional Class	4,754,267	45,355,114	9,089,670	1,485,640	88,824	(15,828,321)	-	37,130,823	2.79

Semi-Annual Report - June 30, 2022

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
Great-West International Index Fund Institutional Class	9,213,789	$100,095,400	$ 8,240,313	$ 6,967,647	$ (130,741)	$ (18,996,788)	$ -	$ 82,371,278	6.18%
Great-West International Value Fund Institutional Class	6,079,674	55,004,669	4,112,564	2,771,377	643,139	(11,113,082)	-	45,232,774	3.40
Great-West Large Cap Growth Fund Institutional Class	7,185,890	72,167,229	9,341,880	3,713,134	(115,886)	(18,943,533)	66,445	58,852,442	4.42
Great-West Large Cap Value Fund Institutional Class	9,543,819	83,561,158	5,389,735	10,488,758	1,751,561	(9,651,198)	910,125	68,810,937	5.16
Great-West Mid Cap Value Fund Institutional Class	3,183,412	28,803,448	2,459,017	3,709,654	24,435	(4,122,901)	124,941	23,429,910	1.76
Great-West Real Estate Index Fund Institutional Class	1,805,223	18,901,490	3,006,077	1,177,811	982,863	(5,078,475)	229,921	15,651,281	1.17
Great-West S&P 500® Index Fund Institutional Class	16,318,880	155,691,056	15,712,298	9,902,495	994,175	(33,887,221)	1,934,815	127,613,638	9.58
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,949,017	67,204,238	7,040,944	5,916,214	231,074	(13,570,716)	524,770	54,758,252	4.11
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,604,580	37,208,636	3,932,618	3,488,271	(93,167)	(7,124,620)	248,669	30,528,363	2.29
Great-West Small Cap Growth Fund Institutional Class	303,278	3,431,151	553,126	220,439	(423)	(946,383)	-	2,817,455	0.21
Great-West Small Cap Value Fund Institutional Class	2,354,408	20,103,391	1,886,963	2,204,764	119,641	(3,445,995)	89,360	16,339,595	1.23
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,943,647	31,044,524	4,082,473	1,424,060	116,664	(8,305,853)	-	25,397,084	1.91
					5,007,061	(158,475,860)	4,159,396	619,296,672	46.49
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	98,294,538	117,330,653	5,230,254	24,964,800	-	-	698,431	98,294,538	7.38
					0	0	698,431	98,294,538	7.38
				Total	$ 966,333	$(226,870,669)	$12,559,310	$1,254,415,681	94.16%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	4,836,200	$47,745,791	$7,230,188	$8,367,399	$ (890,161)	$ (4,727,087)	$ 451,115	$ 41,881,493	9.86%
Great-West Core Bond Fund Institutional Class	2,344,742	23,491,388	3,517,042	3,756,839	(327,660)	(2,688,198)	201,118	20,563,393	4.84
Great-West Global Bond Fund Institutional Class	2,568,708	21,827,803	2,985,247	2,653,568	(342,842)	(3,048,295)	156,577	19,111,187	4.50
Great-West High Yield Bond Fund Institutional Class	1,475,790	15,078,194	1,581,767	1,148,249	53,462	(2,421,454)	146,024	13,090,258	3.08
Great-West Inflation-Protected Securities Fund Institutional Class	2,249,894	24,917,946	3,338,107	4,381,273	134,556	(2,185,806)	589,733	21,688,974	5.10
Great-West Multi-Sector Bond Fund Institutional Class	2,059,876	19,482,194	2,466,628	2,654,643	(192,339)	(2,320,803)	349,698	16,973,376	3.99

Semi-Annual Report - June 30, 2022

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
Great-West Short Duration Bond Fund Institutional Class	1,000,294	$10,718,544	$1,176,823	$2,061,881	$ (89,640)	$ (470,734)	$ 74,266	$ 9,362,752	2.20%
					(1,654,624)	(17,862,377)	1,968,531	142,671,433	33.57
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	169,112	2,518,442	347,790	153,931	48,322	(547,670)	11,307	2,164,631	0.51
Great-West Emerging Markets Equity Fund Institutional Class	1,209,106	11,672,100	1,867,084	1,094,866	111,029	(2,408,741)	-	10,035,577	2.36
Great-West International Growth Fund Institutional Class	1,838,994	16,763,277	4,672,038	806,268	211,567	(6,266,501)	-	14,362,546	3.38
Great-West International Index Fund Institutional Class	3,575,651	36,934,030	4,493,844	1,965,089	200,299	(7,496,462)	-	31,966,323	7.52
Great-West International Value Fund Institutional Class	2,363,491	20,332,987	2,269,355	862,192	151,003	(4,155,776)	-	17,584,374	4.14
Great-West Large Cap Growth Fund Institutional Class	2,624,818	25,049,495	5,288,191	2,275,512	(305,990)	(6,564,912)	24,389	21,497,262	5.06
Great-West Large Cap Value Fund Institutional Class	3,504,582	29,317,740	2,053,055	2,587,949	596,505	(3,514,814)	336,897	25,268,032	5.95
Great-West Mid Cap Value Fund Institutional Class	1,173,422	10,148,683	1,047,339	1,095,913	(32,622)	(1,463,722)	46,325	8,636,387	2.03
Great-West Real Estate Index Fund Institutional Class	575,227	5,831,160	1,272,307	451,362	349,859	(1,664,890)	73,913	4,987,215	1.17
Great-West S&P 500® Index Fund Institutional Class	5,979,247	54,273,030	8,391,494	4,399,277	(372,877)	(11,507,533)	711,453	46,757,714	11.00
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,547,343	23,537,134	3,545,529	2,190,945	10,373	(4,818,654)	193,700	20,073,064	4.72
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,836,744	14,194,899	2,268,286	1,343,418	109,982	(2,942,154)	100,117	12,177,613	2.87
Great-West Small Cap Growth Fund Institutional Class	118,710	1,291,428	320,107	140,390	164	(368,325)	-	1,102,820	0.26
Great-West Small Cap Value Fund Institutional Class	943,607	7,670,240	968,034	711,377	63,971	(1,378,267)	36,002	6,548,630	1.54
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,429,833	10,781,105	2,284,808	1,021,258	(101,742)	(2,836,530)	-	9,208,125	2.17
					1,039,843	(57,934,951)	1,534,103	232,370,313	54.68
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	21,818,968	24,966,456	2,117,317	5,417,449	-	-	152,644	21,818,968	5.13
					0	0	152,644	21,818,968	5.13
				Total	$ (614,781)	$(75,797,328)	$3,655,278	$396,860,714	93.38%
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	11,860,291	$122,989,352	$10,913,535	$18,164,605	$ (901,880)	$ (13,028,165)	$1,098,406	$ 102,710,117	7.86%

Semi-Annual Report - June 30, 2022

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	5,731,901	$ 60,379,744	$ 5,316,770	$ 8,348,299	$ (380,434)	$ (7,079,442)	$ 488,740	$ 50,268,773	3.85%
Great-West Global Bond Fund Institutional Class	6,044,344	54,266,066	4,554,689	6,379,347	(583,369)	(7,471,490)	363,885	44,969,918	3.44
Great-West High Yield Bond Fund Institutional Class	3,528,032	38,639,523	2,212,592	3,827,552	(51,714)	(5,730,915)	348,617	31,293,648	2.39
Great-West Inflation-Protected Securities Fund Institutional Class	3,733,286	43,977,336	3,330,647	7,472,207	402,983	(3,846,903)	976,923	35,988,873	2.75
Great-West Multi-Sector Bond Fund Institutional Class	4,989,482	50,080,065	3,922,900	7,405,171	(695,509)	(5,484,458)	844,680	41,113,336	3.14
Great-West Short Duration Bond Fund Institutional Class	1,832,041	20,778,537	1,284,209	3,969,353	(94,979)	(945,492)	135,729	17,147,901	1.31
					(2,304,902)	(43,586,865)	4,256,980	323,492,566	24.74
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	601,497	9,552,282	810,589	672,024	201,532	(1,991,683)	39,861	7,699,164	0.59
Great-West Emerging Markets Equity Fund Institutional Class	4,693,511	48,733,256	5,260,403	6,290,183	(345,419)	(8,747,338)	-	38,956,138	2.98
Great-West International Growth Fund Institutional Class	6,901,479	66,571,786	11,523,963	1,293,439	(99,446)	(22,901,759)	-	53,900,551	4.12
Great-West International Index Fund Institutional Class	13,356,701	147,467,714	8,677,849	7,425,460	1,462,242	(29,311,200)	-	119,408,903	9.13
Great-West International Value Fund Institutional Class	8,818,124	81,092,930	4,459,066	6,277,305	(1,579,634)	(13,667,852)	-	65,606,839	5.02
Great-West Large Cap Growth Fund Institutional Class	9,279,160	94,195,079	10,133,666	3,109,965	433,912	(25,222,456)	85,413	75,996,324	5.81
Great-West Large Cap Value Fund Institutional Class	12,462,002	110,514,751	5,755,190	12,926,153	3,150,425	(13,492,755)	1,185,680	89,851,033	6.87
Great-West Mid Cap Value Fund Institutional Class	4,174,832	38,247,297	2,765,816	5,529,196	(636,382)	(4,757,150)	163,397	30,726,767	2.35
Great-West Real Estate Index Fund Institutional Class	1,804,490	19,147,473	2,561,540	1,752,171	170,311	(4,311,914)	229,094	15,644,928	1.20
Great-West S&P 500® Index Fund Institutional Class	21,236,317	204,773,174	16,693,147	14,398,382	(2,051,799)	(40,999,941)	2,507,176	166,067,998	12.70
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,045,334	88,402,155	7,688,878	6,377,399	997,696	(18,436,403)	680,322	71,277,231	5.45
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,107,519	58,094,581	5,171,052	5,233,174	(266,411)	(10,909,610)	382,462	47,122,849	3.60
Great-West Small Cap Growth Fund Institutional Class	469,144	5,361,150	686,178	203,960	6,846	(1,485,022)	-	4,358,346	0.33
Great-West Small Cap Value Fund Institutional Class	3,644,072	31,524,725	2,564,597	2,962,218	681,313	(5,837,245)	138,038	25,289,859	1.93
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,077,620	40,403,839	4,285,956	1,675,896	(309,406)	(10,314,025)	-	32,699,874	2.50
					1,815,780	(212,386,353)	5,411,443	844,606,804	64.58
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	39,983,345	48,508,149	1,989,907	10,799,307	-	-	284,596	39,983,345	3.06
					0	0	284,596	39,983,345	3.06
				Total	$ (489,122)	$(255,973,218)	$9,953,019	$1,208,082,715	92.38%

Semi-Annual Report - June 30, 2022

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,915,154	$18,918,734	$3,351,130	$3,907,538	$ (437,595)	$ (1,777,092)	$ 177,103	$ 16,585,234	5.44%
Great-West Core Bond Fund Institutional Class	926,318	9,289,105	1,645,260	1,787,590	(163,405)	(1,022,970)	78,870	8,123,805	2.67
Great-West Global Bond Fund Institutional Class	949,771	8,103,534	1,369,855	1,303,736	(146,783)	(1,103,353)	56,930	7,066,300	2.32
Great-West High Yield Bond Fund Institutional Class	568,969	5,863,353	807,934	699,125	11,716	(925,411)	55,639	5,046,751	1.66
Great-West Inflation-Protected Securities Fund Institutional Class	381,806	4,235,609	702,564	884,014	27,124	(373,552)	98,889	3,680,607	1.21
Great-West Multi-Sector Bond Fund Institutional Class	810,580	7,683,680	1,242,349	1,379,129	(115,964)	(867,717)	136,095	6,679,183	2.19
Great-West Short Duration Bond Fund Institutional Class	219,078	2,359,064	322,705	528,116	(18,988)	(103,084)	16,171	2,050,569	0.67
					(843,895)	(6,173,179)	619,697	49,232,449	16.16
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	154,061	2,328,909	290,518	147,629	42,330	(499,815)	10,217	1,971,983	0.65
Great-West Emerging Markets Equity Fund Institutional Class	1,353,145	13,190,968	2,308,758	1,595,953	115,859	(2,672,673)	-	11,231,100	3.69
Great-West International Growth Fund Institutional Class	1,880,710	17,280,461	4,487,841	696,799	168,275	(6,383,161)	-	14,688,342	4.82
Great-West International Index Fund Institutional Class	3,659,398	38,257,111	4,295,777	2,326,108	32,156	(7,511,766)	-	32,715,014	10.74
Great-West International Value Fund Institutional Class	2,416,186	21,037,107	2,210,546	969,209	195,519	(4,302,020)	-	17,976,424	5.90
Great-West Large Cap Growth Fund Institutional Class	2,390,543	23,059,866	4,064,624	1,265,325	(60,577)	(6,280,616)	22,021	19,578,549	6.43
Great-West Large Cap Value Fund Institutional Class	3,245,622	27,301,497	1,752,056	2,609,316	322,438	(3,043,306)	307,667	23,400,931	7.68
Great-West Mid Cap Value Fund Institutional Class	1,085,183	9,467,397	804,574	913,851	(28,938)	(1,371,173)	42,383	7,986,947	2.62
Great-West Real Estate Index Fund Institutional Class	421,881	4,291,167	825,607	267,474	222,700	(1,191,588)	53,800	3,657,712	1.20
Great-West S&P 500® Index Fund Institutional Class	5,483,724	50,324,460	6,396,964	2,604,409	169,632	(11,234,296)	648,216	42,882,719	14.07
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,333,562	21,835,497	2,915,550	1,835,452	56,918	(4,527,124)	176,032	18,388,471	6.03
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,982,993	15,508,386	2,314,488	1,678,275	(98,385)	(2,997,354)	107,145	13,147,245	4.31
Great-West Small Cap Growth Fund Institutional Class	131,318	1,442,436	313,866	121,311	3,633	(415,043)	-	1,219,948	0.40
Great-West Small Cap Value Fund Institutional Class	1,022,081	8,401,741	1,136,819	985,341	27,043	(1,459,974)	38,567	7,093,245	2.33
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,304,563	9,909,835	1,832,541	590,681	43,209	(2,750,309)	-	8,401,386	2.76
					1,211,812	(56,640,218)	1,406,048	224,340,016	73.63

Semi-Annual Report - June 30, 2022

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,766,467	$ 5,490,552	$ 604,774	$1,362,135	$ -	$ -	$ 33,276	$ 4,766,467	1.57%
					0	0	33,276	4,766,467	1.57
				Total	$ 367,917	$(62,813,397)	$2,059,021	$278,338,932	91.36%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,603,419	$ 36,901,694	$ 4,436,876	$ 6,336,326	$ (426,006)	$ (3,796,634)	$ 334,414	$ 31,205,610	3.66%
Great-West Core Bond Fund Institutional Class	1,741,199	18,113,669	2,177,750	2,886,918	(126,003)	(2,134,187)	148,670	15,270,314	1.79
Great-West Global Bond Fund Institutional Class	1,746,483	15,475,051	1,790,460	2,168,714	(221,429)	(2,102,964)	104,672	12,993,833	1.52
Great-West High Yield Bond Fund Institutional Class	1,052,514	11,354,566	1,028,923	1,331,242	(2,443)	(1,716,444)	103,278	9,335,803	1.10
Great-West Inflation-Protected Securities Fund Institutional Class	354,419	4,118,957	433,570	785,112	25,239	(350,817)	92,288	3,416,598	0.40
Great-West Multi-Sector Bond Fund Institutional Class	1,513,692	14,995,100	1,688,352	2,487,638	(145,217)	(1,722,991)	255,204	12,472,823	1.46
Great-West Short Duration Bond Fund Institutional Class	283,587	3,176,445	290,978	678,171	(25,540)	(134,881)	21,062	2,654,371	0.31
					(921,399)	(11,958,918)	1,059,588	87,349,352	10.24
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	458,403	7,260,060	586,614	429,165	168,747	(1,549,956)	30,379	5,867,553	0.69
Great-West Emerging Markets Equity Fund Institutional Class	4,360,969	44,869,207	5,690,236	6,328,042	(391,325)	(8,035,359)	-	36,196,042	4.24
Great-West International Growth Fund Institutional Class	5,851,223	56,218,376	10,398,770	1,431,518	(115,260)	(19,487,579)	-	45,698,049	5.36
Great-West International Index Fund Institutional Class	11,332,881	124,558,511	8,087,143	6,407,163	1,226,214	(24,922,536)	-	101,315,955	11.87
Great-West International Value Fund Institutional Class	7,477,463	68,389,152	4,347,921	5,511,816	(1,370,881)	(11,592,936)	-	55,632,321	6.52
Great-West Large Cap Growth Fund Institutional Class	7,023,158	71,051,048	8,059,496	2,417,750	320,587	(19,173,131)	64,541	57,519,663	6.74
Great-West Large Cap Value Fund Institutional Class	9,536,352	84,441,764	3,978,242	9,613,637	1,984,596	(10,049,272)	906,877	68,757,097	8.06
Great-West Mid Cap Value Fund Institutional Class	3,197,729	29,289,378	1,750,285	3,850,486	(549,751)	(3,653,890)	125,056	23,535,287	2.76
Great-West Real Estate Index Fund Institutional Class	1,198,135	12,672,084	1,777,215	1,171,613	123,042	(2,889,853)	151,791	10,387,833	1.22
Great-West S&P 500® Index Fund Institutional Class	16,142,921	155,371,936	12,966,043	11,163,429	(2,019,895)	(30,936,908)	1,905,759	126,237,642	14.80
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,877,687	67,039,378	5,337,153	5,317,678	(548,496)	(12,862,679)	517,525	54,196,174	6.35

Semi-Annual Report - June 30, 2022

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,313,648	$ 51,504,176	$ 4,346,762	$ 3,858,621	$ 87,633	$ (10,132,833)	$ 339,816	$ 41,859,484	4.91%
Great-West Small Cap Growth Fund Institutional Class	418,036	4,752,949	649,795	197,068	(2,972)	(1,322,118)	-	3,883,558	0.45
Great-West Small Cap Value Fund Institutional Class	3,241,337	27,903,040	2,164,104	2,806,274	111,568	(4,765,994)	122,373	22,494,876	2.64
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,845,242	30,530,643	3,343,396	1,197,181	(176,327)	(7,913,498)	-	24,763,360	2.90
					(1,152,520)	(169,288,542)	4,164,117	678,344,894	79.51
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,242,401	7,475,819	504,386	1,782,083	-	-	44,279	6,242,401	0.73
					0	0	44,279	6,242,401	0.73
				Total	$(2,073,919)	$(181,247,460)	$5,267,984	$771,936,647	90.48%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	627,073	$ 5,754,085	$1,300,470	$1,051,013	$(122,009)	$ (573,088)	$ 56,883	$ 5,430,454	2.93%
Great-West Core Bond Fund Institutional Class	302,663	2,818,544	641,764	479,061	(45,375)	(326,894)	25,324	2,654,353	1.43
Great-West Global Bond Fund Institutional Class	297,904	2,361,258	530,271	335,009	(39,595)	(340,113)	17,829	2,216,407	1.19
Great-West High Yield Bond Fund Institutional Class	181,364	1,740,857	341,435	187,015	2,515	(286,578)	17,802	1,608,699	0.87
Great-West Inflation-Protected Securities Fund Institutional Class	9,685	100,113	20,710	19,740	(953)	(7,720)	2,515	93,363	0.05
Great-West Multi-Sector Bond Fund Institutional Class	262,904	2,320,453	500,115	375,880	(31,825)	(278,361)	44,204	2,166,327	1.17
Great-West Short Duration Bond Fund Institutional Class	31,977	319,897	57,664	63,289	(2,225)	(14,965)	2,312	299,307	0.16
					(239,467)	(1,827,719)	166,869	14,468,910	7.80
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	99,655	1,387,860	254,979	61,359	15,897	(305,899)	6,621	1,275,581	0.69
Great-West Emerging Markets Equity Fund Institutional Class	1,045,366	9,446,550	2,086,992	886,041	59,297	(1,970,963)	-	8,676,538	4.67
Great-West International Growth Fund Institutional Class	1,339,435	11,338,068	3,873,051	389,439	129,328	(4,360,694)	-	10,460,986	5.63
Great-West International Index Fund Institutional Class	2,599,012	25,163,891	4,326,028	1,053,682	38,762	(5,201,074)	-	23,235,163	12.52
Great-West International Value Fund Institutional Class	1,716,672	13,846,914	2,334,482	480,554	92,846	(2,928,805)	-	12,772,037	6.88

Semi-Annual Report - June 30, 2022

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	1,518,799	$13,500,436	$3,297,696	$ 547,277	$ (48,328)	$ (3,811,890)	$ 13,983	$ 12,438,965	6.70%
Great-West Large Cap Value Fund Institutional Class	2,077,406	16,203,600	1,824,893	1,242,709	61,916	(1,807,687)	197,896	14,978,097	8.07
Great-West Mid Cap Value Fund Institutional Class	695,811	5,627,081	785,583	415,845	(11,064)	(875,647)	27,255	5,121,172	2.76
Great-West Real Estate Index Fund Institutional Class	259,115	2,429,121	635,775	131,045	102,184	(687,323)	33,108	2,246,528	1.21
Great-West S&P 500® Index Fund Institutional Class	3,505,934	29,699,284	5,766,131	1,150,626	56,080	(6,898,381)	414,787	27,416,408	14.77
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,492,560	12,801,723	2,452,239	702,720	19,559	(2,789,871)	112,612	11,761,371	6.34
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,472,304	10,571,908	2,120,679	755,423	(47,632)	(2,175,790)	79,523	9,761,374	5.26
Great-West Small Cap Growth Fund Institutional Class	96,348	969,660	277,074	49,680	14,253	(301,982)	-	895,072	0.48
Great-West Small Cap Value Fund Institutional Class	757,085	5,724,078	995,697	401,013	26,369	(1,064,592)	28,593	5,254,170	2.83
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	832,669	5,819,753	1,451,874	247,104	17,281	(1,662,134)	-	5,362,389	2.89
					526,748	(36,842,732)	914,378	151,655,851	81.70
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	691,067	739,418	110,076	163,065	-	-	4,638	691,067	0.37
					0	0	4,638	691,067	0.37
				Total	$ 287,281	$(38,670,451)	$1,085,885	$166,815,828	89.87%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,257,061	$12,794,521	$1,784,492	$2,477,551	$ (247,332)	$ (1,215,311)	$ 116,148	$ 10,886,151	2.67%
Great-West Core Bond Fund Institutional Class	607,729	6,284,616	866,830	1,125,041	(86,752)	(696,621)	51,687	5,329,784	1.30
Great-West Global Bond Fund Institutional Class	620,162	5,458,539	710,142	836,983	(103,503)	(717,695)	37,180	4,614,003	1.13
Great-West High Yield Bond Fund Institutional Class	362,230	3,866,753	405,509	446,003	26,718	(613,276)	35,507	3,212,983	0.79
Great-West Multi-Sector Bond Fund Institutional Class	526,391	5,179,527	643,586	889,167	(48,787)	(596,485)	88,666	4,337,461	1.06
Great-West Short Duration Bond Fund Institutional Class	56,936	633,537	67,514	141,351	(5,207)	(26,777)	4,209	532,923	0.13
					(464,863)	(3,866,165)	333,397	28,913,305	7.08
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	213,272	3,310,422	310,080	202,924	50,207	(687,695)	14,123	2,729,883	0.67

Semi-Annual Report - June 30, 2022

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	2,457,335	$24,903,550	$3,649,615	$3,227,999	$ 258,150	$ (4,929,288)	$ -	$ 20,395,878	4.99%
Great-West International Growth Fund Institutional Class	3,027,268	28,685,239	5,934,598	955,530	(74,820)	(10,021,341)	-	23,642,966	5.79
Great-West International Index Fund Institutional Class	5,864,944	63,537,533	4,847,132	3,725,314	48,380	(12,226,753)	-	52,432,598	12.84
Great-West International Value Fund Institutional Class	3,874,450	34,963,272	2,603,405	2,736,850	(673,193)	(6,003,923)	-	28,825,904	7.06
Great-West Large Cap Growth Fund Institutional Class	3,245,155	32,343,818	4,456,963	1,393,591	166,632	(8,829,368)	29,795	26,577,822	6.51
Great-West Large Cap Value Fund Institutional Class	4,475,162	39,077,662	2,126,539	4,538,881	642,888	(4,399,401)	425,020	32,265,919	7.90
Great-West Mid Cap Value Fund Institutional Class	1,499,412	13,467,880	963,189	1,590,776	(143,555)	(1,804,620)	58,573	11,035,673	2.70
Great-West Real Estate Index Fund Institutional Class	577,037	6,011,842	938,837	426,095	193,109	(1,521,672)	73,281	5,002,912	1.22
Great-West S&P 500® Index Fund Institutional Class	7,527,342	71,488,799	7,147,427	5,556,797	(1,069,156)	(14,215,614)	888,111	58,863,815	14.41
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,200,029	30,718,121	2,957,870	1,997,750	287,805	(6,462,010)	240,747	25,216,231	6.17
Great-West S&P Small Cap 600® Index Fund Institutional Class	3,379,333	27,166,787	2,873,037	2,467,220	(140,477)	(5,167,626)	181,977	22,404,978	5.48
Great-West Small Cap Growth Fund Institutional Class	221,500	2,490,651	428,875	168,606	(3,849)	(693,181)	-	2,057,739	0.50
Great-West Small Cap Value Fund Institutional Class	1,735,422	14,692,735	1,367,290	1,284,895	277,811	(2,731,300)	65,488	12,043,830	2.95
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,776,441	13,910,411	1,865,760	794,738	(172,982)	(3,541,156)	-	11,440,277	2.80
					(353,050)	(83,234,948)	1,977,115	334,936,425	81.99
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,228,154	1,460,518	122,546	363,564	-	-	8,654	1,228,154	0.30
					0	0	8,654	1,228,154	0.30
				Total	$ (817,913)	$(87,101,113)	$2,319,166	$365,077,884	89.37%
Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	55,664	$ 449,982	$ 211,937	$137,897	$ (13,617)	$ (41,973)	$ 4,672	$ 482,049	2.55%
Great-West Core Bond Fund Institutional Class	26,986	221,509	104,042	66,039	(7,185)	(22,844)	2,105	236,668	1.25
Great-West Global Bond Fund Institutional Class	29,152	203,757	94,856	53,557	(5,940)	(28,165)	1,718	216,891	1.15
Great-West High Yield Bond Fund Institutional Class	16,018	135,121	57,616	29,135	(1,723)	(21,525)	1,542	142,077	0.75

Semi-Annual Report - June 30, 2022

Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 06/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2022	Value as a Percentage of Net Assets
Great-West Multi-Sector Bond Fund Institutional Class	23,380	$ 181,861	$ 83,440	$ 52,666	$ (5,507)	$ (19,987)	$ 3,852	$ 192,648	1.02%
Great-West Short Duration Bond Fund Institutional Class	2,450	21,613	9,363	7,219	(378)	(823)	164	22,934	0.12
					(34,350)	(135,317)	14,053	1,293,267	6.84
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	9,674	119,032	50,771	17,433	2,160	(28,539)	636	123,831	0.66
Great-West Emerging Markets Equity Fund Institutional Class	121,444	965,450	436,373	239,354	(46,456)	(154,488)	-	1,007,981	5.33
Great-West International Growth Fund Institutional Class	142,895	1,069,460	601,338	179,976	(39,059)	(374,810)	-	1,116,012	5.90
Great-West International Index Fund Institutional Class	276,612	2,362,217	983,088	381,688	(19,973)	(490,710)	-	2,472,907	13.08
Great-West International Value Fund Institutional Class	182,915	1,299,890	533,758	201,969	(9,308)	(270,795)	-	1,360,884	7.20
Great-West Large Cap Growth Fund Institutional Class	145,444	1,147,986	535,147	180,371	(26,888)	(311,575)	1,313	1,191,187	6.30
Great-West Large Cap Value Fund Institutional Class	200,455	1,385,209	483,042	233,464	26,432	(189,505)	18,879	1,445,282	7.65
Great-West Mid Cap Value Fund Institutional Class	67,186	504,029	170,218	109,411	(10,868)	(70,349)	2,601	494,487	2.62
Great-West Real Estate Index Fund Institutional Class	26,628	222,319	108,252	32,632	10,384	(67,073)	3,354	230,866	1.22
Great-West S&P 500® Index Fund Institutional Class	337,888	2,525,063	1,066,958	340,686	(2,373)	(609,049)	39,279	2,642,286	13.98
Great-West S&P Mid Cap 400® Index Fund Institutional Class	142,892	1,087,322	456,820	172,387	(42)	(245,765)	10,674	1,125,990	5.96
Great-West S&P Small Cap 600® Index Fund Institutional Class	161,109	1,041,743	422,829	193,818	(21,676)	(202,601)	8,604	1,068,153	5.65
Great-West Small Cap Growth Fund Institutional Class	10,579	95,749	48,827	23,561	(5,833)	(22,731)	-	98,284	0.52
Great-West Small Cap Value Fund Institutional Class	82,922	564,892	219,898	113,760	(9,505)	(95,551)	3,101	575,479	3.04
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	79,183	500,624	226,294	93,660	(19,529)	(123,321)	-	509,937	2.70
					(172,534)	(3,256,862)	88,441	15,463,566	81.81
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	55,368	52,227	21,556	18,752	-	-	337	55,368	0.29
					0	0	337	55,368	0.29
				Total	$(206,884)	$(3,392,179)	$102,831	$16,812,201	88.94%

Semi-Annual Report - June 30, 2022

3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime 2015 Fund	$52,317,517	$97,610,196
Great-West Lifetime 2020 Fund	61,405,278	74,902,058
Great-West Lifetime 2025 Fund	148,703,777	181,217,473
Great-West Lifetime 2030 Fund	71,257,863	55,032,379
Great-West Lifetime 2035 Fund	134,792,925	155,666,507
Great-West Lifetime 2040 Fund	50,848,382	34,843,704
Great-West Lifetime 2045 Fund	96,745,465	89,396,669
Great-West Lifetime 2050 Fund	40,387,911	13,666,748
Great-West Lifetime 2055 Fund	54,017,266	42,800,079
Great-West Lifetime 2060 Fund	7,835,291	3,076,016
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include "Empower" in the legal name. In addition, the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime 2045 Fund, the Great-West Lifetime 2050 Fund, the Great-West Lifetime 2055 Fund and the Great-West Lifetime 2060 Fund changed their names to the Empower Lifetime 2015 Fund, the Empower Lifetime 2020 Fund, the Empower Lifetime 2025 Fund, the Empower Lifetime 2030 Fund, the Empower Lifetime 2035 Fund, the Empower Lifetime 2040 Fund, the Empower Lifetime 2045 Fund, the Empower Lifetime 2050 Fund, the Empower Lifetime 2055 Fund and the Empower Lifetime 2060 Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of each of the following series of the Company: (i) Great-West Lifetime 2015 Fund; (ii); Great-West Lifetime 2020 Fund; (iii) Great-West Lifetime 2025 Fund; (iv) Great-West Lifetime 2030 Fund; (v) Great-West Lifetime 2035 Fund; (vi) Great-West Lifetime 2040 Fund; (vii) Great-West Lifetime 2045 Fund;(viii) Great-West Lifetime 2050 Fund; (ix) Great-West Lifetime 2055 Fund; and (x) Great-West Lifetime 2060 Fund (each a “Fund,” and collectively, the “Funds”). (The Funds and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, as well as enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds and the other Great-West Funds. Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Funds and their shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Funds, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight. The Board noted GWCM’s recent strategic initiatives, progress on the implementation of an enhanced trade order management system and various other projects, and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Funds—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. Also considered was GWCM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on GWCM generally and the Funds, and considered how monitoring and analysis of such developments informs GWCM’s performance of its services to the Funds.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund. The Board reviewed performance information for the Investor Class and Institutional Class shares of each Fund as compared against a Morningstar index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data generally included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021.
In reviewing the available performance data, the Board noted that the following Funds were launched on April 28, 2016: (i) Great-West Lifetime 2020 Fund; (ii) Great-West Lifetime 2030 Fund; (iii) Great-West Lifetime 2040 Fund; and (iv) Great-West Lifetime 2050 Fund. In addition, the Board noted that Great-West Lifetime 2060 Fund was launched on May 1, 2019.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to the applicable Morningstar index as well as the Fund’s quintile ranking within its performance universe—with the first quintile being the best performers and the fifth quintile being the worst performers—and made the following observations:
•	Great-West Lifetime 2015 Fund: The annualized returns of the Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2021 were in the second, third, fourth and third quintiles, respectively, of its performance universe, which exceeded the performance universe median for the one-year period ended December 31, 2021, and had specific rankings in 55th, 63rd and 53rd percentiles for the three-, five- and ten-year periods, respectively. The annualized returns of the Institutional Class exceeded its performance universe median for each period reviewed, ranking in the second quintile of its performance universe for each period. The Fund’s Investor Class outperformed the Morningstar index for the one- and ten-year periods ended December 31, 2021, while underperforming the index for the three- and five-year periods ended December 31, 2021. The Institutional Class outperformed the Morningstar index for the one-year period ended December 31, 2021 and underperformed the index for each other period reviewed.
•	Great-West Lifetime 2020 Fund: The annualized returns of the Investor Class were in the second, third and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2021, respectively, exceeding its performance universe median for each period. As to the Institutional Class, the annualized returns were in the second, second and third quintiles of its performance universe for one-, three- and five-year periods ended December 31, 2021, exceeding its performance universe median for each period. The Fund outperformed the Morningstar index for the one-year period ended December 31, 2021 and underperformed the index for each other period reviewed.
•	Great-West Lifetime 2025 Fund: The annualized returns of the Investor Class were in the second, third, third and second quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2021, respectively, exceeding the performance universe median for the one-, three- and ten-year periods. As to the Institutional Class, the annualized returns were in the second, third and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2021, exceeding the performance universe median for each period. The Fund’s Investor Class outperformed the Morningstar index for the one- and ten-year periods ended December 31, 2021, while underperforming the index for the three- and five-year periods ended December 31, 2021. The Institutional Class outperformed the Morningstar index for the one-year period ended December 31, 2021 and underperformed the index for each other period reviewed.

•	Great-West Lifetime 2030 Fund: The annualized returns of the Fund’s Investor Class ranked in the third, third and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2021, respectively, which exceeded the performance universe median for the one-year period ended December 31, 2021, and ranked specifically in the 59th and 64th percentiles for the three- and five-year periods ended December 31, 2021, respectively. The annualized returns of the Institutional Class exceeded its performance universe median for the one- and three-year periods ended December 31, 2021—ranking in the second and third quintiles, respectively. For the five-year period ended December 31, 2021, the annualized returns of the Institutional Class ranked in the third quintile of its performance universe, but with a specific ranking in the 51st percentile. The Fund underperformed the Morningstar index over each period reviewed with the exception of the one-year period ended December 31, 2021, for which the Investor Class approximated and the Institutional Class outperformed the index.
•	Great-West Lifetime 2035 Fund: Although the annualized returns of the Investor Class were in the fourth quintile of its performance universe for the one-, three- and five-year periods ended December 31, 2021, the specific rankings were in the 61st, 65th and 68th percentiles, respectively. In addition, the Investor Class ranked in the second quintile of its performance universe for the ten-year period ended December 31, 2021, exceeding the performance universe median. The annualized returns of the Institutional Class were in the third quintile of its performance universe for each of the one-, three- and five-year periods ended December 31, 2021, with specific rankings in the 51st, 53rd and 54th percentiles, respectively. The Investor Class approximated the Morningstar index for the ten-year period ended December 31, 2021 and underperformed the index for each other period reviewed. The Institutional Class exceeded the Morningstar index for each of the one- and three-year periods ended December 31, 2021, while approximating the index for the five-year period ended December 31, 2021.
•	Great-West Lifetime 2040 Fund: The annualized returns of the Investor Class ranked in the fourth quintile of its performance universe for each of the one-, three- and five-year periods ended December 31, 2021, with specific rankings in the 64th, 65th and 71st percentiles, respectively, of its performance universe. As to the Institutional Class, its annualized returns ranked in the third quintile of its performance universe for each of the one-, three- and five-year periods ended December 31, 2021, with specific rankings in the 57th, 56th and 58th percentiles, respectively, of its performance universe. Although the Investor Class approximated or underperformed the Morningstar index for each period reviewed, the Institutional Class outperformed the index for the one- and three-year periods ended December 31, 2021 and approximated the index for the 5-year period ended December 31, 2021.
•	Great-West Lifetime 2045 Fund: Although the annualized returns of the Investor Class were in the fourth quintile of its performance universe for the one-, three- and five-year periods ended December 31, 2021, the annualized returns of the Investor Class were in the third quintile of its performance universe for the ten-year period ended December 31, 2021 which equaled the performance universe median for the ten-year period. For the Institutional Class, the annualized returns were in the third, fourth and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2021, respectively, with specific rankings in the 58th, 62nd and 61st percentiles, respectively. The Investor Class exceeded or approximated the Morningstar index for the three- and ten-year periods ended December 31, 2021 and underperformed the index for each other period reviewed. The Institutional Class exceeded the index for each period reviewed.
•	Great-West Lifetime 2050 Fund: The annualized returns of each class of the Fund were in the fourth quintile of its respective performance universe for each period reviewed. For the Investor Class, the specific rankings for the one-, three- and five-year periods ended December 31, 2021 were in the 77th, 73rd and 79th percentiles, respectively. As to the Institutional Class, its performance over the same periods ranked in the 64th, 65th and 64th percentiles, respectively, of its performance universe. The Fund exceeded or approximated the Morningstar index for each period with the exception of the Investor Class for the one- and five-year periods ended December 31, 2021.
•	Great-West Lifetime 2055 Fund: The annualized returns of the Investor Class were in the fifth, fourth, fifth and fourth quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2021, respectively. For the Institutional Class, although the annualized returns for the one-, three- and five-year periods ended December 31, 2021 were in the fourth quintile of its performance universe, the specific rankings were in the 69th, 68th and 70th percentiles, respectively. The Institutional Class exceeded the Morningstar index for each period reviewed while the Investor Class approximated or underperformed the index for each period.
•	Great-West Lifetime 2060 Fund: The annualized returns of the Fund for the one-year period ended December 31, 2021 were in the fifth quintile of its performance universe with respect to the Investor Class and in the fourth quintile of its performance universe for the Institutional Class. Each class underperformed the Morningstar index for the one-year period ended December 31, 2021.

In evaluating the comparative performance data, the Board considered that the Funds are “target date” funds, which have an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives. As the Funds approach their respective target year (i.e., the presumed retirement year for the investor), they become more conservative as demonstrated by their declining allocation to equities. Thus, the Board took into account GWCM’s asset allocation processes and the oversight thereof, including GWCM’s systematic approach to performance monitoring. In light of the limited performance track records for certain Funds, the Board also considered its accumulated experience in working with GWCM on matters relating to the other Great-West Funds. Also relevant to the Board’s evaluation was GWCM’s assessment that each Fund meets expectations with respect to its investment objective.
Taking into account all of the foregoing, the Board determined that it was satisfied with the information provided regarding each Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2023, to reduce its management fee by a stated amount with respect to each Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, GWL&A.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a professionally selected mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups. In assessing the comparative expense data, the Board noted that it received a description of the methodology Broadridge used to determine the similarity of each Fund to the funds included in its peer group.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including underlying fund expenses, with respect to the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
•	Great-West Lifetime 2015 Fund: Although for the Investor Class the total annual operating expense ratio, including underlying fund expenses, was above its peer group median expense ratio and ranked in the fourth quintile, the total annual operating expense ratio, including underlying fund expenses, for the Institutional Class was lower than its peer group median expense ratio, ranking in the first quintile.
•	Great-West Lifetime 2020 Fund: Although for the Investor Class the total annual operating expense ratio, including underlying fund expenses, was above its peer group median expense ratio and ranked in the fourth quintile, the total annual operating expense ratio, including underlying fund expenses, for the Institutional Class was lower than its peer group median expense ratio, ranking in the second quintile.
•	Great-West Lifetime 2025 Fund and Great-West Lifetime 2030 Fund: Although for the Investor Class the total annual operating expense ratio, including underlying fund expenses, was above its peer group median expense ratio and ranked in the fourth quintile (71st percentile), the total annual operating expense ratio, including underlying fund expenses, for the Institutional Class was lower than its peer group median expense ratio, ranking in the second quintile.
•	Great-West Lifetime 2035 Fund: Although for the Investor Class the total annual operating expense ratio, including underlying fund expenses, was above its peer group median expense ratio, ranking in the fourth quintile (71st percentile), the total annual operating expense ratio, including underlying fund expenses, for the Institutional Class ranked in the third quintile (56th percentile).
•	Great-West Lifetime 2040 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime 2055 Fund and Great-West Lifetime 2060 Fund: For each class, the total annual operating expense ratio, including underlying fund expenses, was above its respective peer group median expense ratio, ranking in the fifth quintile for the Investor Class and in the fourth quintile as to the Institutional Class, with a specific peer group ranking in the 67th percentile for the Institutional Class.

•	Great-West Lifetime 2045 Fund: For each class, the total annual operating expense ratio, including underlying fund expenses, was above its respective peer group median expense ratio, ranking in the fifth quintile for the Investor Class and in the fourth quintile as to the Institutional Class (78th percentile).
As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance. In this connection, the Board considered the Independent Consultant’s overall opinion that each Fund’s total annual operating expense ratio is reasonable.
In addition, the Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In addition, with respect to Great-West Lifetime 2050 Fund and Great-West Lifetime 2060 Fund in particular, the Board noted that GWCM reported a negative margin associated with its management of each of the Funds.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to each Fund and its shareholders. The Board also noted that under each Fund’s unified investment management fee structure GWCM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, GWCM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board.
The Board noted where services were provided to the Funds by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Funds.
In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, each Fund invests in a fixed income contract issued and guaranteed by GWL&A. The Board also considered that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022